Schedule of Investments (unaudited) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising Agencies(a) — 0.2%
Advantage Solutions, Inc., Class A(b)	165,805	$717,936
Boston Omaha Corp., Class A	43,005	664,857
Cardlytics, Inc.	68,129	987,189
Clear Channel Outdoor Holdings, Inc.	695,965	1,148,342
Emerald Holding, Inc.	31,940	217,512
QuinStreet, Inc.	98,542	1,740,252
Thryv Holdings, Inc.	57,797	1,284,827
Viad Corp.	37,961	1,499,080

		8,259,995

Aerospace — 0.1%
Macerich Co.	403,154	6,946,343

Aerospace & Defense — 1.0%
AAR Corp.(a)	63,101	3,777,857
AeroVironment, Inc.(a)(b)	50,372	7,721,020
AerSale Corp.(a)	62,804	450,933
Archer Aviation, Inc., Class A(a)(b)	284,431	1,314,071
Astronics Corp.(a)	51,673	983,854
Cadre Holdings, Inc.	36,236	1,311,743
Ducommun, Inc.(a)	25,073	1,286,245
Eve Holding, Inc., Class A(a)(b)	33,526	181,040
Kaman Corp.	52,494	2,407,900
Kratos Defense & Security Solutions, Inc.(a)(b)	268,536	4,935,692
Leonardo DRS, Inc.(a)	121,198	2,677,264
Moog, Inc., Class A	53,784	8,586,615
National Presto Industries, Inc.	9,617	805,905
Park Aerospace Corp.	36,578	608,292
Parsons Corp.(a)	76,977	6,385,242
Redwire Corp.(a)(b)	20,925	91,861
Rocket Lab USA, Inc., Class A(a)(b)	527,843	2,169,435
Terran Orbital Corp., Class A(a)(b)	186,416	244,205
Triumph Group, Inc.(a)	120,160	1,807,206
V2X, Inc.(a)	21,503	1,004,405
Virgin Galactic Holdings, Inc., Class A(a)(b)	666,354	986,204

		49,736,989

Agriculture, Fishing & Ranching — 0.2%
Alico, Inc.	13,435	393,377
Andersons, Inc.	60,036	3,444,265
Cadiz, Inc.(a)	68,917	199,859
Calavo Growers, Inc.	33,020	918,286
Cal-Maine Foods, Inc.	76,559	4,505,497
Fresh Del Monte Produce, Inc.	63,492	1,645,078
GrowGeneration Corp.(a)(b)	102,190	292,264

		11,398,626

Air Transport — 0.4%
Air Transport Services Group, Inc.(a)(b)	96,005	1,321,029
Allegiant Travel Co.	29,480	2,217,191
Frontier Group Holdings, Inc.(a)(b)	69,853	566,508
Hawaiian Holdings, Inc.(a)(b)	95,009	1,266,470
JetBlue Airways Corp.(a)	626,898	4,651,583
Joby Aviation, Inc., Class A(a)(b)	519,804	2,786,149
SkyWest, Inc.(a)	75,552	5,219,132
Spirit Airlines, Inc.	206,566	999,779
Sun Country Airlines Holdings, Inc.(a)	79,876	1,205,329

		20,233,170

Airlines — 0.0%
Blade Air Mobility, Inc., Class A(a)	113,832	324,421

Security	Shares	Value

Alternative Energy — 0.6%
Ameresco, Inc., Class A(a)	59,976	$1,447,221
Centrus Energy Corp., Class A(a)(b)	23,034	956,602
Green Brick Partners, Inc.(a)	48,645	2,929,888
Green Plains, Inc.(a)	69,067	1,596,829
Permian Resources Corp., Class A	850,765	15,024,510
REX American Resources Corp.(a)	28,918	1,697,776
Sitio Royalties Corp., Class A	153,325	3,790,194
Sunnova Energy International, Inc.(a)(b)	198,238	1,215,199

		28,658,219

Aluminum — 0.1%
Century Aluminum Co.(a)(b)	98,409	1,514,515
Kaiser Aluminum Corp.	29,748	2,658,281

		4,172,796

Asset Management & Custodian — 0.7%
Artisan Partners Asset Management, Inc., Class A	109,311	5,003,164
AssetMark Financial Holdings, Inc.(a)	40,990	1,451,456
B. Riley Financial, Inc.(b)	38,083	806,217
Brightsphere Investment Group, Inc.	60,740	1,387,302
Cohen & Steers, Inc.	48,502	3,729,319
Diamond Hill Investment Group, Inc., Class A	5,182	798,909
GCM Grosvenor, Inc., Class A	81,622	788,469
Hamilton Lane, Inc., Class A	68,159	7,685,609
Open Lending Corp.(a)	185,873	1,163,565
PJT Partners, Inc., Class A	41,919	3,951,285
Silvercrest Asset Management Group, Inc., Class A	17,353	274,351
StepStone Group, Inc., Class A	102,691	3,670,176
Virtus Investment Partners, Inc.	12,743	3,160,009
WisdomTree, Inc.	257,380	2,365,322

		36,235,153

Auto Components(a) — 0.1%
Atmus Filtration Technologies, Inc.	157,018	5,063,830
Holley, Inc.	94,475	421,359
Luminar Technologies, Inc., Class A(b)	542,812	1,069,340
Solid Power, Inc., Class A(b)	296,412	601,716

		7,156,245

Auto Parts — 0.7%
Adient PLC(a)	170,497	5,612,761
American Axle & Manufacturing Holdings, Inc.(a)	212,924	1,567,121
CarParts.com, Inc.(a)	98,455	159,497
Dana, Inc.	243,192	3,088,538
Dorman Products, Inc.(a)	49,124	4,735,062
Fox Factory Holding Corp.(a)	79,577	4,143,574
Gentherm, Inc.(a)	61,134	3,520,096
Livewire Group, Inc.(a)(b)	20,808	150,442
Standard Motor Products, Inc.	38,332	1,286,039
Stoneridge, Inc.(a)	49,826	918,791
Visteon Corp.(a)	51,461	6,052,328
Workhorse Group, Inc.(a)(b)	488,541	114,612
XPEL, Inc.(a)	42,174	2,278,240

		33,627,101

Auto Services — 0.1%
Goodyear Tire & Rubber Co.(a)	525,193	7,210,900

Back Office Support, HR & Consulting — 1.6%
ASGN, Inc.(a)	86,008	9,010,198
Barrett Business Services, Inc.	12,134	1,537,620
CBIZ, Inc.(a)	89,401	7,017,978
Conduent, Inc.(a)	321,945	1,088,174
CRA International, Inc.	12,675	1,895,927
DHI Group, Inc.(a)(b)	77,446	197,487

S E R I E S S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Back Office Support, HR & Consulting (continued)
ExlService Holdings, Inc.(a)	301,605	$9,591,039
Forrester Research, Inc.(a)	23,199	500,170
Hackett Group, Inc.	46,693	1,134,640
Heidrick & Struggles International, Inc.	36,971	1,244,444
HireQuest, Inc.	8,825	114,284
Huron Consulting Group, Inc.(a)	34,670	3,349,815
ICF International, Inc.	34,926	5,260,903
Insperity, Inc.	66,329	7,270,322
Kelly Services, Inc., Class A	58,298	1,459,782
Kforce, Inc.	35,096	2,474,970
Korn Ferry	97,317	6,399,566
Liquidity Services, Inc.(a)	43,311	805,585
Maximus, Inc.	113,466	9,519,797
NV5 Global, Inc.(a)	25,931	2,541,497
Resources Connection, Inc.	57,810	760,780
Target Hospitality Corp.(a)	56,424	613,329
TriNet Group, Inc.	59,718	7,912,038
TrueBlue, Inc.(a)	55,028	688,951
TTEC Holdings, Inc.	34,584	358,636

		82,747,932

Banks: Diversified — 7.9%
1st Source Corp.	30,754	1,612,125
ACNB Corp.	14,538	546,629
AlTi Global, Inc., Class A(a)	43,787	247,834
Ambac Financial Group, Inc.(a)	82,517	1,289,741
Amerant Bancorp, Inc., Class A	48,158	1,121,600
American National Bankshares, Inc.	18,537	885,327
Ameris Bancorp	115,960	5,610,145
Ames National Corp.	15,023	303,164
Arrow Financial Corp.	27,075	677,416
Associated Banc-Corp.	282,382	6,074,037
Atlantic Union Bankshares Corp.	124,813	4,407,147
Axos Financial, Inc.(a)(b)	102,085	5,516,673
Banc of California, Inc.	255,933	3,892,741
BancFirst Corp.	41,099	3,617,945
Banco Latinoamericano de Comercio Exterior SA, Class E	51,284	1,519,032
Bancorp, Inc.(a)	90,175	3,017,255
Bank First Corp.	17,406	1,508,578
Bank of Hawaii Corp.	61,336	3,826,753
Bank of Marin Bancorp	30,235	507,041
Bank of NT Butterfield & Son Ltd.	90,531	2,896,087
Bank7 Corp.	6,514	183,695
BankUnited, Inc.	116,969	3,275,132
Bankwell Financial Group, Inc.	10,372	269,050
Banner Corp.	52,372	2,513,856
Bar Harbor Bankshares	26,929	713,080
BayCom Corp.	20,844	429,595
BCB Bancorp, Inc.	28,739	300,323
Berkshire Hills Bancorp, Inc.	62,941	1,442,608
Blue Foundry Bancorp(a)(b)	41,980	392,933
Blue Ridge Bankshares, Inc.	27,012	72,662
Bridgewater Bancshares, Inc.(a)	39,970	465,251
Burke & Herbert Financial Services Corp.	12,271	687,544
Business First Bancshares, Inc.	45,690	1,017,973
Byline Bancorp, Inc.	46,970	1,020,188
C&F Financial Corp.	5,730	280,770
Cadence Bank	265,097	7,687,813
Cambridge Bancorp	14,388	980,686
Camden National Corp.	26,000	871,520
Capital Bancorp, Inc.	16,840	350,777

Security	Shares	Value

Banks: Diversified (continued)
Capital City Bank Group, Inc.	24,236	$671,337
Capitol Federal Financial, Inc.	234,215	1,395,921
Capstar Financial Holdings, Inc.	34,372	690,877
Carter Bankshares, Inc.(a)	40,550	512,552
Cathay General Bancorp	115,863	4,383,097
Central Pacific Financial Corp.	36,134	713,646
Central Valley Community Bancorp/CA	17,431	346,703
Chemung Financial Corp.	6,111	259,595
ChoiceOne Financial Services, Inc.	12,186	333,287
Citizens & Northern Corp.	25,956	487,454
Citizens Financial Services, Inc.	7,146	351,583
City Holding Co.	24,459	2,549,117
Civista Bancshares, Inc.	26,972	414,829
CNB Financial Corp.	39,353	802,408
Coastal Financial Corp.(a)	20,532	798,079
Codorus Valley Bancorp, Inc.	16,311	371,238
Colony Bankcorp, Inc.	29,633	340,779
Columbia Financial, Inc.(a)(b)	53,961	928,669
Community Bank System, Inc.	86,724	4,165,354
Community Trust Bancorp, Inc.	28,981	1,236,040
ConnectOne Bancorp, Inc.	68,308	1,332,006
CrossFirst Bankshares, Inc.(a)	84,284	1,166,491
Customers Bancorp, Inc.(a)(b)	53,365	2,831,547
CVB Financial Corp.	248,209	4,428,049
Eagle Bancorp, Inc.	54,741	1,285,866
Eastern Bankshares, Inc.	289,098	3,983,770
Enterprise Bancorp, Inc.	18,217	473,095
Enterprise Financial Services Corp.	67,690	2,745,506
Equity Bancshares, Inc., Class A	27,275	937,442
Esquire Financial Holdings, Inc.	12,602	598,217
ESSA Bancorp, Inc.	15,158	276,330
Evans Bancorp, Inc.	9,139	272,891
Farmers & Merchants Bancorp, Inc.	20,766	462,874
Farmers National Banc Corp.	68,659	917,284
FB Financial Corp.	66,184	2,492,489
Fidelity D&D Bancorp, Inc.	8,135	393,978
Finance of America Cos., Inc., Class A(a)	85,338	62,732
Financial Institutions, Inc.	27,991	526,791
First Bancorp, Inc.	17,071	420,629
First BanCorp./Puerto Rico	268,924	4,716,927
First Bancorp/Southern Pines NC	70,809	2,557,621
First Bancshares, Inc.	57,224	1,484,963
First Bank/Hamilton	38,021	522,409
First Busey Corp.	96,857	2,329,411
First Business Financial Services, Inc.	13,674	512,775
First Commonwealth Financial Corp.	188,028	2,617,350
First Community Bankshares, Inc.	32,030	1,109,199
First Community Corp.	12,860	224,150
First Financial Bancorp	167,074	3,745,799
First Financial Bankshares, Inc.	243,164	7,978,211
First Financial Corp.	21,340	817,962
First Foundation, Inc.	97,945	739,485
First Interstate BancSystem, Inc., Class A	154,117	4,193,524
First Merchants Corp.	110,284	3,848,912
First Mid Bancshares, Inc.	35,377	1,156,120
First of Long Island Corp.	39,152	434,196
First Western Financial, Inc.(a)(b)	14,336	209,019
Five Star Bancorp	21,940	493,650
FS Bancorp, Inc.	11,563	401,352
Fulton Financial Corp.	271,157	4,308,685
FVCBankcorp, Inc.(a)	26,676	324,914
German American Bancorp, Inc.	52,312	1,812,088

2

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Glacier Bancorp, Inc.	208,078	$8,381,382
Great Southern Bancorp, Inc.	16,721	916,645
Greene County Bancorp, Inc.	11,935	343,609
Guaranty Bancshares, Inc.	14,529	441,100
Hancock Whitney Corp.	161,887	7,453,277
Hanmi Financial Corp.	35,695	568,264
HarborOne Bancorp, Inc.	76,683	817,441
HBT Financial, Inc.	24,276	462,215
Heartland Financial USA, Inc.	78,851	2,771,613
Heritage Commerce Corp.	111,385	955,683
Hilltop Holdings, Inc.	87,098	2,727,909
Hippo Holdings, Inc.(a)(b)	20,168	368,469
Home Bancorp, Inc.	12,514	479,411
Home BancShares, Inc.	352,235	8,654,414
HomeStreet, Inc.	35,096	528,195
Hope Bancorp, Inc.	214,798	2,472,325
Horizon Bancorp, Inc.	82,248	1,055,242
Independent Bank Corp.	104,415	4,440,558
Independent Bank Group, Inc.	67,486	3,080,736
International Bancshares Corp.	100,212	5,625,902
John Marshall Bancorp, Inc.	21,461	384,581
Kearny Financial Corp.	107,957	695,243
Lakeland Bancorp, Inc.	116,329	1,407,581
Lakeland Financial Corp.	46,097	3,057,153
LCNB Corp.	21,989	350,505
Live Oak Bancshares, Inc.	62,747	2,604,628
Macatawa Bank Corp.	50,259	492,036
MainStreet Bancshares, Inc.	12,152	220,680
Mercantile Bank Corp.	29,270	1,126,602
Merchants Bancorp	29,589	1,277,653
Metrocity Bankshares, Inc.	32,493	811,025
Metropolitan Bank Holding Corp.(a)	19,439	748,401
Mid Penn Bancorp, Inc.	26,338	527,023
Middlefield Banc Corp.	13,712	327,443
Midland States Bancorp, Inc.	38,777	974,466
MVB Financial Corp.	22,189	495,037
National Bank Holdings Corp., Class A	58,670	2,116,227
National Bankshares, Inc.	10,079	336,739
NBT Bancorp, Inc.	76,900	2,820,692
Nicolet Bankshares, Inc.	24,453	2,102,713
Northeast Bank	12,823	709,625
Northeast Community Bancorp, Inc.	23,352	367,327
Northfield Bancorp, Inc.	69,894	679,370
Northrim BanCorp, Inc.	9,603	485,047
Northwest Bancshares, Inc.	207,025	2,411,841
Norwood Financial Corp.	12,876	350,356
Oak Valley Bancorp	11,745	291,041
OFG Bancorp	86,085	3,168,789
Old National Bancorp	546,599	9,516,289
Old Second Bancorp, Inc.	80,936	1,120,154
Orange County Bancorp, Inc.	8,911	409,906
Origin Bancorp, Inc.	54,434	1,700,518
Orrstown Financial Services, Inc.	18,376	491,925
Pacific Premier Bancorp, Inc.	160,048	3,841,152
Park National Corp.	26,734	3,631,814
Parke Bancorp, Inc.	17,784	306,329
Pathward Financial, Inc.	44,169	2,229,651
PCB Bancorp	20,635	336,970
Peapack-Gladstone Financial Corp.	30,885	751,432
Penns Woods Bancorp, Inc.	11,958	232,105
Peoples Bancorp, Inc.	65,094	1,927,433
Peoples Financial Services Corp.	13,368	576,294

Security	Shares	Value

Banks: Diversified (continued)
Pioneer Bancorp, Inc./New York(a)	20,117	$197,348
Plumas Bancorp	9,541	351,013
Ponce Financial Group, Inc.(a)	34,079	303,303
Preferred Bank/Los Angeles CA	12,047	924,848
Primis Financial Corp.	39,691	483,039
Princeton Bancorp, Inc.	8,867	272,926
Provident Financial Services, Inc.	118,929	1,732,795
QCR Holdings, Inc.	30,747	1,867,573
RBB Bancorp	30,980	557,950
Red River Bancshares, Inc.	8,662	431,281
Renasant Corp.	89,631	2,807,243
Republic Bancorp, Inc., Class A	15,864	809,064
S&T Bancorp, Inc.	71,135	2,282,011
Sandy Spring Bancorp, Inc.	81,784	1,895,753
Seacoast Banking Corp. of Florida	149,383	3,792,834
ServisFirst Bancshares, Inc.	95,037	6,306,655
Shore Bancshares, Inc.	56,040	644,460
Sierra Bancorp	25,898	523,140
Simmons First National Corp., Class A	210,534	4,096,992
SmartFinancial, Inc.	29,881	629,593
South Plains Financial, Inc.	21,387	572,316
Southern First Bancshares, Inc.(a)	14,658	465,538
Southern States Bancshares, Inc.	13,089	339,267
Southside Bancshares, Inc.	53,572	1,565,910
SouthState Corp.	142,032	12,076,981
Stellar Bancorp, Inc.	90,796	2,211,791
Sterling Bancorp, Inc.(a)	33,926	175,058
Stock Yards Bancorp, Inc.	50,624	2,476,020
Summit Financial Group, Inc.	21,499	583,913
Texas Capital Bancshares, Inc.(a)	88,163	5,426,433
Third Coast Bancshares, Inc.(a)	24,718	494,854
Timberland Bancorp, Inc.	13,172	354,590
Tompkins Financial Corp.	25,851	1,300,047
Towne Bank/Portsmouth VA	130,904	3,673,166
TriCo Bancshares	57,944	2,131,180
Triumph Financial, Inc.(a)	41,451	3,287,893
TrustCo Bank Corp./New York	33,091	931,843
Trustmark Corp.	102,208	2,873,067
UMB Financial Corp.	82,613	7,186,505
United Bankshares, Inc.	244,126	8,737,270
United Community Banks, Inc.	204,544	5,383,598
Unity Bancorp, Inc.	12,604	347,870
Univest Financial Corp.	54,091	1,126,175
USCB Financial Holdings, Inc., Class A	16,653	189,844
Valley National Bancorp	805,347	6,410,562
Veritex Holdings, Inc.	86,584	1,774,106
Virginia National Bankshares Corp.	8,243	248,114
WaFd, Inc.	126,208	3,663,818
Washington Trust Bancorp, Inc.	32,036	861,128
Waterstone Financial, Inc.	33,221	404,300
WesBanco, Inc.	107,622	3,208,212
West BanCorp, Inc.	27,302	486,795
Westamerica BanCorp	48,294	2,360,611
WSFS Financial Corp.	98,833	4,461,322

		395,588,104

Banks: Savings, Thrift & Mortgage Lending — 0.2%
Amalgamated Financial Corp.	32,965	791,160
Brookline Bancorp, Inc.	155,320	1,546,987
Flushing Financial Corp.	48,800	615,368
Heritage Financial Corp.	61,709	1,196,538
Hingham Institution For Savings The(b)	2,735	477,148

S E R I E S S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Savings, Thrift & Mortgage Lending (continued)
OceanFirst Financial Corp.	108,659	$1,783,094
Premier Financial Corp.	65,985	1,339,495
Southern Missouri Bancorp, Inc.	15,250	666,578

		8,416,368

Beverage: Soft Drinks — 0.3%
Coca-Cola Consolidated, Inc.	8,907	7,538,974
Duckhorn Portfolio, Inc.(a)	99,464	926,010
National Beverage Corp.(a)	44,213	2,098,349
Primo Water Corp.	291,903	5,315,554
Zevia PBC, Class A(a)(b)	41,042	48,019

		15,926,906

Biotechnology — 7.8%
2seventy bio, Inc.(a)	95,966	513,418
4D Molecular Therapeutics, Inc.(a)	75,722	2,412,503
89bio, Inc.(a)(b)	147,383	1,715,538
Aadi Bioscience, Inc.(a)(b)	28,957	67,759
ACELYRIN, Inc.(a)	135,377	913,795
Acrivon Therapeutics, Inc.(a)	22,179	158,580
Actinium Pharmaceuticals, Inc.(a)(b)	50,156	392,721
Adicet Bio, Inc.(a)	80,908	190,134
ADMA Biologics, Inc.(a)	397,348	2,622,497
Aerovate Therapeutics, Inc.(a)	21,576	638,002
Agenus, Inc.(a)(b)	720,672	417,990
Agios Pharmaceuticals, Inc.(a)	103,537	3,027,422
Akero Therapeutics, Inc.(a)	114,702	2,897,373
Aldeyra Therapeutics, Inc.(a)(b)	86,250	282,037
Alector, Inc.(a)	134,853	811,815
Allakos, Inc.(a)	113,371	142,847
Allogene Therapeutics, Inc.(a)(b)	176,128	787,292
Allovir, Inc.(a)	89,023	67,203
Alpine Immune Sciences, Inc.(a)	71,669	2,840,959
Altimmune, Inc.(a)	100,455	1,022,632
ALX Oncology Holdings, Inc.(a)	49,167	548,212
Amicus Therapeutics, Inc.(a)	540,984	6,372,791
Amylyx Pharmaceuticals, Inc.(a)	89,639	254,575
AnaptysBio, Inc.(a)(b)	35,735	804,752
Anavex Life Sciences Corp.(a)(b)	132,540	674,629
ANI Pharmaceuticals, Inc.(a)(b)	27,408	1,894,715
Annexon, Inc.(a)(b)	123,513	885,588
Apogee Therapeutics, Inc.(a)	77,120	5,124,624
Arbutus Biopharma Corp.(a)	236,161	609,295
Arcellx, Inc.(a)(b)	71,496	4,972,547
Arcturus Therapeutics Holdings, Inc.(a)	43,463	1,467,745
Arcus Biosciences, Inc.(a)(b)	100,254	1,892,796
Arcutis Biotherapeutics, Inc.(a)(b)	147,415	1,460,883
Ardelyx, Inc.(a)(b)	429,740	3,137,102
ArriVent Biopharma, Inc.(a)	17,232	307,764
ARS Pharmaceuticals, Inc.(a)(b)	45,757	467,637
Arvinas, Inc.(a)(b)	94,014	3,880,898
Astria Therapeutics, Inc.(a)	92,911	1,307,722
Atara Biotherapeutics, Inc.(a)	187,044	129,809
Aura Biosciences, Inc.(a)	66,487	521,923
Aurinia Pharmaceuticals, Inc.(a)(b)	252,417	1,264,609
Avid Bioservices, Inc.(a)	117,426	786,754
Avidity Biosciences, Inc.(a)	137,879	3,518,672
Avita Medical, Inc.(a)	45,770	733,693
Beam Therapeutics, Inc.(a)(b)	139,033	4,593,650
BioAtla, Inc.(a)(b)	87,433	300,770
BioCryst Pharmaceuticals, Inc.(a)(b)	353,314	1,794,835
Biohaven Ltd.(a)(b)	127,519	6,974,014
Biomea Fusion, Inc.(a)(b)	38,457	574,932

Security	Shares	Value

Biotechnology (continued)
BioVie, Inc., Class A(a)	7,448	$3,937
Bioxcel Therapeutics, Inc.(a)(b)	33,014	93,099
Bluebird Bio, Inc.(a)(b)	371,883	476,010
Blueprint Medicines Corp.(a)	113,356	10,752,950
Bridgebio Pharma, Inc.(a)(b)	217,444	6,723,368
Cabaletta Bio, Inc.(a)(b)	64,410	1,098,835
Cargo Therapeutics, Inc.(a)	39,724	886,640
Caribou Biosciences, Inc.(a)(b)	152,601	784,369
Carisma Therapeutics, Inc.(a)	45,121	102,425
Cartesian Therapeutics, Inc.(a)(b)	225,801	146,771
Castle Biosciences, Inc.(a)	46,529	1,030,617
Catalyst Pharmaceuticals, Inc.(a)	207,668	3,310,228
Celcuity, Inc.(a)	35,083	757,793
Celldex Therapeutics, Inc.(a)	115,847	4,862,099
Century Therapeutics, Inc.(a)	47,754	199,612
Cerevel Therapeutics Holdings, Inc.(a)	133,489	5,642,580
CG oncology, Inc.(a)	43,356	1,903,328
Codexis, Inc.(a)	133,793	466,938
Cogent Biosciences, Inc.(a)(b)	157,273	1,056,875
Coherus Biosciences, Inc.(a)(b)	200,058	478,139
Collegium Pharmaceutical, Inc.(a)(b)	60,939	2,365,652
Compass Therapeutics, Inc.(a)	172,862	342,267
Crinetics Pharmaceuticals, Inc.(a)	122,957	5,755,617
Cue Biopharma, Inc.(a)(b)	65,421	123,646
Cullinan Oncology, Inc.(a)	48,195	821,243
Cytokinetics, Inc.(a)	178,087	12,485,680
Day One Biopharmaceuticals, Inc.(a)	116,782	1,929,239
Deciphera Pharmaceuticals, Inc.(a)	99,622	1,567,054
Denali Therapeutics, Inc.(a)(b)	222,573	4,567,198
Design Therapeutics, Inc.(a)	56,353	227,103
Disc Medicine, Inc.(a)	17,582	1,094,655
Douglas Elliman, Inc.	138,611	219,005
Dynavax Technologies Corp.(a)	241,599	2,998,244
Dyne Therapeutics, Inc.(a)	110,207	3,128,777
Editas Medicine, Inc.(a)(b)	153,334	1,137,738
Emergent BioSolutions, Inc.(a)	105,509	266,938
Entrada Therapeutics, Inc.(a)	41,561	588,919
Erasca, Inc.(a)	141,256	290,987
EyePoint Pharmaceuticals, Inc.(a)	69,511	1,436,792
Fate Therapeutics, Inc.(a)	157,973	1,159,522
Fennec Pharmaceuticals, Inc.(a)	34,891	387,988
FibroGen, Inc.(a)	175,944	413,468
Foghorn Therapeutics, Inc.(a)	36,217	243,016
Genelux Corp.(a)(b)	32,989	212,119
Generation Bio Co.(a)	79,184	322,279
Geron Corp.(a)	954,988	3,151,460
Gritstone bio, Inc.(a)	168,348	432,654
Guardant Health, Inc.(a)	210,564	4,343,935
Halozyme Therapeutics, Inc.(a)	242,063	9,847,123
Harvard Bioscience, Inc.(a)	74,015	313,824
Heron Therapeutics, Inc.(a)(b)	185,313	513,317
HilleVax, Inc.(a)	48,869	812,691
Humacyte, Inc.(a)	114,329	355,563
Ideaya Biosciences, Inc.(a)(b)	122,653	5,382,014
IGM Biosciences, Inc.(a)(b)	27,135	261,853
Immuneering Corp., Class A(a)	37,971	109,736
ImmunityBio, Inc.(a)(b)	247,134	1,327,110
Immunovant, Inc.(a)	100,574	3,249,546
Inhibrx, Inc.(a)	64,018	2,238,069
Inozyme Pharma, Inc.(a)	85,659	656,148
Insmed, Inc.(a)(b)	257,665	6,990,451
Intellia Therapeutics, Inc.(a)	167,097	4,596,838

4

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Iovance Biotherapeutics, Inc.(a)(b)	442,332	$6,555,360
iTeos Therapeutics, Inc.(a)	47,838	652,510
Janux Therapeutics, Inc.(a)	32,238	1,213,761
KalVista Pharmaceuticals, Inc.(a)(b)	58,366	692,221
Karyopharm Therapeutics, Inc.(a)	196,221	296,294
Keros Therapeutics, Inc.(a)(b)	47,855	3,168,001
Kezar Life Sciences, Inc.(a)(b)	122,594	110,531
Kiniksa Pharmaceuticals Ltd., Class A(a)	59,247	1,168,943
Kodiak Sciences, Inc.(a)	58,852	309,562
Krystal Biotech, Inc.(a)	40,289	7,168,622
Kura Oncology, Inc.(a)	131,528	2,805,492
Kymera Therapeutics, Inc.(a)	76,003	3,055,321
Larimar Therapeutics, Inc.(a)(b)	49,990	379,424
LENZ Therapeutics, Inc.	8,241	184,022
Lexeo Therapeutics, Inc.(a)	17,971	281,785
Lexicon Pharmaceuticals, Inc.(a)(b)	182,144	437,146
Ligand Pharmaceuticals, Inc.(a)(b)	31,403	2,295,559
Lineage Cell Therapeutics, Inc.(a)	264,191	391,003
Lyell Immunopharma, Inc.(a)	334,394	745,699
MacroGenics, Inc.(a)	113,441	1,669,852
Madrigal Pharmaceuticals, Inc.(a)(b)	27,580	7,364,963
MannKind Corp.(a)(b)	486,161	2,202,309
Marinus Pharmaceuticals, Inc.(a)(b)	102,052	922,550
MaxCyte, Inc.(a)	160,480	672,411
MeiraGTx Holdings PLC(a)	57,379	348,291
Merrimack Pharmaceuticals, Inc.(a)	20,778	306,891
Mersana Therapeutics, Inc.(a)	206,656	925,819
MiMedx Group, Inc.(a)	215,120	1,656,424
Mineralys Therapeutics, Inc.(a)	31,577	407,659
Mirum Pharmaceuticals, Inc.(a)(b)	46,129	1,158,760
Monte Rosa Therapeutics, Inc.(a)	55,657	392,382
Morphic Holding, Inc.(a)(b)	71,094	2,502,509
Mural Oncology PLC(a)	29,826	145,849
Myriad Genetics, Inc.(a)	163,489	3,485,585
Nautilus Biotechnology, Inc.(a)	86,024	252,911
NGM Biopharmaceuticals, Inc.(a)(b)	70,260	111,713
Nkarta, Inc.(a)	57,519	621,780
Novavax, Inc.(a)(b)	211,165	1,009,369
Nurix Therapeutics, Inc.(a)	88,730	1,304,331
Nuvalent, Inc., Class A(a)	49,535	3,719,583
Nuvectis Pharma, Inc.(a)	14,205	116,481
Ocean Biomedical, Inc.(a)(b)	12,815	48,505
Olema Pharmaceuticals, Inc.(a)	48,721	551,522
Omega Therapeutics, Inc.(a)(b)	39,455	144,011
Omeros Corp.(a)(b)	118,423	408,559
OPKO Health, Inc.(a)(b)	743,881	892,657
ORIC Pharmaceuticals, Inc.(a)(b)	72,755	1,000,381
Outlook Therapeutics, Inc.(a)(b)	13,087	156,259
Ovid therapeutics, Inc.(a)	108,595	331,215
Pacific Biosciences of California, Inc.(a)	469,871	1,762,016
PDS Biotechnology Corp.(a)	47,347	187,494
PepGen, Inc.(a)	19,300	283,710
Phathom Pharmaceuticals, Inc.(a)(b)	60,733	644,984
PMV Pharmaceuticals, Inc.(a)	67,477	114,711
Poseida Therapeutics, Inc.(a)	128,294	409,258
Precigen, Inc.(a)(b)	231,899	336,254
Prelude Therapeutics, Inc.(a)	26,682	126,473
Prime Medicine, Inc.(a)	72,268	505,876
ProKidney Corp., Class A(a)(b)	83,450	136,858
Protagonist Therapeutics, Inc.(a)	106,465	3,080,032
Protalix BioTherapeutics, Inc.(a)(b)	116,801	147,169
Prothena Corp. PLC(a)	78,649	1,948,136

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics, Inc.(a)	134,307	$3,906,991
Pulse Biosciences, Inc.(a)(b)	29,860	260,081
Quantum-Si, Inc., Class A(a)	203,133	400,172
RadNet, Inc.(a)	112,307	5,464,859
Rallybio Corp.(a)	51,825	95,876
RAPT Therapeutics, Inc.(a)(b)	52,767	473,848
Recursion Pharmaceuticals, Inc., Class A(a)(b)	259,684	2,589,049
REGENXBIO, Inc.(a)	76,667	1,615,374
Relay Therapeutics, Inc.(a)(b)	176,577	1,465,589
Reneo Pharmaceuticals, Inc.(a)	22,003	36,525
Replimune Group, Inc.(a)	92,161	752,955
REVOLUTION Medicines, Inc.(a)	260,003	8,379,897
Rhythm Pharmaceuticals, Inc.(a)	99,539	4,313,025
Rigel Pharmaceuticals, Inc.(a)	305,297	451,840
Rocket Pharmaceuticals, Inc.(a)	116,938	3,150,310
Sage Therapeutics, Inc.(a)(b)	98,546	1,846,752
Sagimet Biosciences, Inc., Series A(a)(b)	43,013	233,130
Sana Biotechnology, Inc.(a)	178,854	1,788,540
Sangamo Therapeutics, Inc.(a)	254,025	170,248
Savara, Inc.(a)	163,794	815,694
Scholar Rock Holding Corp.(a)(b)	107,439	1,908,117
Scilex Holding, (Acquired 01/06/23, Cost: $1,040,392)(c)	99,274	149,690
Seres Therapeutics, Inc.(a)(b)	168,991	130,816
SpringWorks Therapeutics, Inc.(a)	127,651	6,282,982
Stoke Therapeutics, Inc.(a)(b)	51,961	701,473
Summit Therapeutics, Inc.(a)(b)	219,365	908,171
Sutro Biopharma, Inc.(a)	113,702	642,416
Tango Therapeutics, Inc.(a)(b)	85,796	681,220
Tenaya Therapeutics, Inc.(a)(b)	89,074	465,857
Travere Therapeutics, Inc.(a)	136,600	1,053,186
Turnstone Biologics Corp.(a)(b)	11,216	29,386
Twist Bioscience Corp.(a)(b)	107,816	3,699,167
Tyra Biosciences, Inc.(a)	27,624	453,034
UroGen Pharma Ltd.(a)	51,904	778,560
Vanda Pharmaceuticals, Inc.(a)	104,632	430,038
Vaxcyte, Inc.(a)	197,857	13,515,612
Vaxxinity, Inc., Class A(a)(b)	79,461	57,013
Vera Therapeutics, Inc., Class A(a)	74,753	3,223,349
Veracyte, Inc.(a)	135,696	3,007,023
Vericel Corp.(a)	88,776	4,618,127
Verrica Pharmaceuticals, Inc.(a)(b)	43,082	255,045
Verve Therapeutics, Inc.(a)(b)	122,800	1,630,784
Vigil Neuroscience, Inc.(a)	25,497	86,945
Viking Therapeutics, Inc.(a)(b)	190,871	15,651,422
Vir Biotechnology, Inc.(a)	156,105	1,581,344
Viridian Therapeutics, Inc.(a)	92,719	1,623,510
Vor BioPharma, Inc.(a)(b)	61,309	145,302
X4 Pharmaceuticals, Inc.(a)(b)	247,545	344,088
Xencor, Inc.(a)	108,114	2,392,563
XOMA Corp.(a)(b)	13,737	330,375
Y-mAbs Therapeutics, Inc.(a)(b)	68,578	1,115,078
Zentalis Pharmaceuticals, Inc.(a)(b)	108,553	1,710,795
Zevra Therapeutics, Inc.(a)(b)	67,788	393,170
Zura Bio Ltd., Class A(a)	41,448	106,521
Zymeworks, Inc.(a)	103,696	1,090,882

		394,454,118

Building Materials — 1.1%
Aspen Aerogels, Inc.(a)(b)	95,262	1,676,611
BlueLinx Holdings, Inc.(a)	15,780	2,055,187
Gibraltar Industries, Inc.(a)	57,011	4,591,096
Griffon Corp.	73,424	5,384,916

S E R I E S S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Materials (continued)
Masonite International Corp.(a)	40,864	$5,371,573
Masterbrand, Inc.(a)	238,672	4,472,713
Patrick Industries, Inc.	39,412	4,708,552
Quanex Building Products Corp.	61,565	2,365,943
Simpson Manufacturing Co., Inc.	80,071	16,428,968
Summit Materials, Inc., Class A(a)(b)	222,837	9,931,845

		56,987,404

Building Products — 0.1%
Janus International Group, Inc.(a)(b)	158,384	2,396,350

Building: Climate Control — 0.6%
AAON, Inc.	126,376	11,133,726
Comfort Systems USA, Inc.	66,035	20,979,980

		32,113,706

Building: Roofing, Wallboard & Plumbing(a) — 0.3%
Beacon Roofing Supply, Inc.	117,971	11,563,517
JELD-WEN Holding, Inc.	158,782	3,370,942

		14,934,459

Cable Television Services(a) — 0.1%
AMC Networks, Inc., Class A	59,240	718,581
Liberty Latin America Ltd., Class A	64,571	450,060
Liberty Latin America Ltd., Class C(b)	256,481	1,792,802
WideOpenWest, Inc.(b)	90,232	326,640

		3,288,083

Capital Markets — 0.2%
Bakkt Holdings, Inc., Class A(a)(b)	134,184	61,698
BGC Group, Inc., Class A	627,213	4,873,445
Forge Global Holdings, Inc.(a)	198,874	383,827
P10, Inc., Class A	82,401	693,816
Patria Investments Ltd., Class A	103,387	1,534,263
Perella Weinberg Partners, Class A	78,417	1,108,032
Victory Capital Holdings, Inc., Class A	49,993	2,121,203

		10,776,284

Casinos & Gambling — 0.5%
Accel Entertainment, Inc., Class A(a)	99,513	1,173,258
Century Casinos, Inc.(a)	46,991	148,492
Full House Resorts, Inc.(a)	57,565	320,637
Inspired Entertainment, Inc.(a)	41,140	405,640
International Game Technology PLC	202,551	4,575,627
Light & Wonder, Inc., Class A(a)	168,579	17,210,230
Monarch Casino & Resort, Inc.	25,122	1,883,899

		25,717,783

Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	45,872	362,389

Chemicals — 0.0%
Perimeter Solutions SA(a)	281,420	2,088,136

Chemicals: Diversified — 1.0%
AdvanSix, Inc.	48,615	1,390,389
American Vanguard Corp., Series 13A	48,673	630,315
Arcadium Lithium PLC(a)	1,908,549	8,225,846
Avient Corp.	168,692	7,321,233
Cabot Corp.	101,468	9,355,350
Core Molding Technologies, Inc.(a)	13,518	255,896
CSW Industrials, Inc.	28,749	6,744,515
Danimer Scientific, Inc., Class A(a)(b)	156,759	170,867
Ecovyst, Inc.(a)	172,592	1,924,401
Hawkins, Inc.	36,097	2,772,250
Ingevity Corp.(a)	68,185	3,252,425
LSB Industries, Inc.(a)	101,756	893,418

Security	Shares	Value

Chemicals: Diversified (continued)
Origin Materials, Inc., Class A(a)	208,846	$106,511
PureCycle Technologies, Inc.(a)(b)	216,588	1,347,177
Rayonier Advanced Materials, Inc.(a)	124,380	594,536
Sensient Technologies Corp.	78,519	5,432,730
Valhi, Inc.	3,801	65,301

		50,483,160

Chemicals: Specialty — 0.6%
Balchem Corp.	59,671	9,246,021
FutureFuel Corp.	49,446	398,040
Innospec, Inc.	46,538	6,000,610
Orion SA	103,294	2,429,475
Quaker Chemical Corp.	25,906	5,317,206
Stepan Co.	39,738	3,578,010
Trinseo PLC	64,806	244,967
Tronox Holdings PLC	218,372	3,788,754

		31,003,083

Coal — 0.4%
Arch Resources, Inc., Class A	33,576	5,398,685
CONSOL Energy, Inc.	56,996	4,773,985
Hallador Energy Co.(a)	40,665	216,745
Peabody Energy Corp.	210,577	5,108,598
Warrior Met Coal, Inc.	96,499	5,857,489

		21,355,502

Commercial Banks — 0.0%
Dime Community Bancshares, Inc.	65,224	1,256,214
HomeTrust Bancshares, Inc.	26,999	738,153

		1,994,367

Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	17,024	3,351,685
PennyMac Financial Services, Inc., Class A	47,590	4,334,973
RE/MAX Holdings, Inc., Class A	32,749	287,209
Velocity Financial, Inc.(a)	14,028	252,504
Walker & Dunlop, Inc.	59,339	5,996,799

		14,223,170

Commercial Services & Supplies — 0.2%
ACV Auctions, Inc., Class A(a)	236,990	4,448,302
Aris Water Solution, Inc., Class A	55,725	788,509
Aurora Innovation, Inc., Class A(a)(b)	665,837	1,877,660
Information Services Group, Inc.	62,665	253,167
LanzaTech Global, Inc.(a)	35,658	110,361
Li-Cycle Holdings Corp.(a)(b)	245,362	252,723
National Research Corp., Class A	26,849	1,063,489
Performant Financial Corp.(a)	127,724	375,509

		9,169,720

Commercial Services: Rental & Leasing — 1.0%
DNOW, Inc.(a)	198,635	3,019,252
FTAI Aviation Ltd.	185,683	12,496,466
GATX Corp.	66,242	8,878,415
GMS, Inc.(a)	74,740	7,275,192
H&E Equipment Services, Inc.	59,972	3,849,003
Herc Holdings, Inc.	52,732	8,874,796
McGrath RentCorp	46,061	5,682,545
Rush Enterprises, Inc., Class B	17,400	927,246
Willis Lease Finance Corp.(a)	5,319	263,929

		51,266,844

Commercial Vehicles & Parts — 0.5%
Blue Bird Corp.(a)	52,127	1,998,549
Commercial Vehicle Group, Inc.(a)	59,424	382,096
Cooper-Standard Holdings, Inc.(a)	32,114	531,808

6

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Vehicles & Parts (continued)
Miller Industries, Inc.	20,817	$1,042,932
Modine Manufacturing Co.(a)	95,984	9,136,717
REV Group, Inc.	59,034	1,304,061
Rush Enterprises, Inc., Class A	113,168	6,056,751
Shyft Group, Inc.	61,233	760,514
Wabash National Corp.	85,899	2,571,816

		23,785,244

Communications Equipment — 0.0%
CommScope Holding Co., Inc.(a)	407,621	533,984

Communications Technology — 0.6%
908 Devices, Inc.(a)(b)	40,135	303,019
ADTRAN Holdings, Inc.	148,086	805,588
Anterix, Inc.(a)(b)	24,361	818,773
Aviat Networks, Inc.(a)	21,227	813,843
Bandwidth, Inc., Class A(a)	43,693	797,834
Bel Fuse, Inc., Class B	19,625	1,183,584
Calix, Inc.(a)	109,992	3,647,335
Comtech Telecommunications Corp.(a)	49,342	169,243
Digi International, Inc.(a)(b)	66,380	2,119,513
DZS, Inc.(a)	36,771	48,538
EchoStar Corp., Class A(a)	226,962	3,234,209
Extreme Networks, Inc.(a)	235,360	2,716,054
Harmonic, Inc.(a)	205,378	2,760,280
Infinera Corp.(a)(b)	371,960	2,242,919
InterDigital, Inc.	47,984	5,108,377
KVH Industries, Inc.(a)	32,730	166,923
NETGEAR, Inc.(a)	55,606	876,907
Ooma, Inc.(a)	42,780	364,913
Ribbon Communications, Inc.(a)	172,537	552,118

		28,729,970

Computer Services Software & Systems — 6.1%
A10 Networks, Inc.	131,724	1,803,302
ACI Worldwide, Inc.(a)	202,336	6,719,579
Adeia, Inc.	199,550	2,179,086
Alarm.com Holdings, Inc.(a)	89,364	6,476,209
Alkami Technology, Inc.(a)	75,661	1,858,991
Altair Engineering, Inc., Class A(a)(b)	102,359	8,818,228
American Software, Inc., Class A	61,814	707,770
Appfolio, Inc., Class A(a)	35,819	8,837,980
Appian Corp., Class A(a)(b)	76,523	3,057,094
Applied Digital Corp.(a)(b)	162,765	696,634
Asana, Inc., Class A(a)(b)	154,812	2,398,038
Asure Software, Inc.(a)	42,634	331,693
BigCommerce Holdings, Inc., Series 1(a)(b)	127,907	881,279
Blackbaud, Inc.(a)	81,237	6,022,911
Blackline, Inc.(a)	106,210	6,859,042
Box, Inc., Class A(a)	262,960	7,447,027
Brightcove, Inc.(a)	73,596	142,776
Cargurus, Inc., Class A(a)	178,871	4,128,343
Cerence, Inc.(a)	77,090	1,214,167
Cleanspark, Inc.(a)	359,566	7,626,395
CommVault Systems, Inc.(a)	82,197	8,337,242
CoreCard Corp.(a)	12,635	139,617
CSG Systems International, Inc.	55,231	2,846,606
Digimarc Corp.(a)(b)	27,143	737,747
Digital Turbine, Inc.(a)	189,210	495,730
DigitalOcean Holdings, Inc.(a)(b)	114,225	4,361,110
Domo, Inc., Class B(a)	62,616	558,535
E2open Parent Holdings, Inc., Class A(a)(b)	320,667	1,423,761
Envestnet, Inc.(a)(b)	80,710	4,673,916

Security	Shares	Value

Computer Services Software & Systems (continued)
ePlus, Inc.(a)	49,571	$3,893,306
Eventbrite, Inc., Class A(a)	147,086	806,031
Everbridge, Inc.(a)	77,064	2,684,139
EverQuote, Inc., Class A(a)	40,042	743,179
Evolent Health, Inc., Class A(a)(b)	209,542	6,870,882
fuboTV, Inc.(a)	534,537	844,568
Grid Dynamics Holdings, Inc., Class A(a)(b)	105,045	1,291,003
Grindr, Inc.(a)	74,875	758,484
LivePerson, Inc.(a)	132,237	131,893
LiveRamp Holdings, Inc.(a)	120,433	4,154,938
Magnite, Inc.(a)(b)	252,363	2,712,902
Marathon Digital Holdings, Inc.(a)(b)	417,893	9,436,024
MicroStrategy, Inc., Class A(a)(b)	27,706	47,226,539
Mitek Systems, Inc.(a)	81,192	1,144,807
Multiplan Corp., Class A(a)	746,236	605,347
NetScout Systems, Inc.(a)	127,274	2,779,664
Nextdoor Holdings, Inc., Class A(a)	271,173	610,139
ON24, Inc.	55,490	396,199
OneSpan, Inc.(a)	75,492	877,972
PagerDuty, Inc.(a)	166,454	3,775,177
PAR Technology Corp.(a)(b)	50,828	2,305,558
PDF Solutions, Inc.(a)	57,750	1,944,442
Perficient, Inc.(a)	64,016	3,603,461
Progress Software Corp.	82,255	4,385,014
PROS Holdings, Inc.(a)(b)	83,364	3,028,614
Q2 Holdings, Inc.(a)	106,176	5,580,611
Rackspace Technology, Inc.(a)(b)	105,363	166,474
Rapid7, Inc.(a)(b)	113,098	5,546,326
Red Violet, Inc.(a)	18,960	370,668
Rimini Street, Inc.(a)(b)	98,633	321,544
Riot Platforms, Inc.(a)(b)	368,746	4,513,451
Sapiens International Corp. NV	57,307	1,842,993
Schrodinger, Inc./United States(a)(b)	101,586	2,742,822
Shutterstock, Inc.	46,004	2,107,443
Simulations Plus, Inc.	29,565	1,216,600
SoundThinking, Inc.(a)	20,096	319,124
Sprout Social, Inc., Class A(a)(b)	90,531	5,405,606
SPS Commerce, Inc.(a)	68,461	12,658,439
System1, Inc., Class A(a)	71,276	139,701
TechTarget, Inc.(a)	48,374	1,600,212
Tenable Holdings, Inc.(a)	217,041	10,728,337
Tucows, Inc., Class A(a)	17,444	323,761
Unisys Corp.(a)	128,016	628,559
Upwork, Inc.(a)	233,226	2,859,351
Varonis Systems, Inc.(a)(b)	202,762	9,564,284
Verint Systems, Inc.(a)	114,182	3,785,133
Veritone, Inc.(a)(b)	47,390	249,271
Verra Mobility Corp., Class A(a)	255,233	6,373,168
Viant Technology, Inc., Class A(a)	28,084	299,375
Workiva, Inc., Class A(a)(b)	92,725	7,863,080
Yelp, Inc.(a)	124,178	4,892,613
Yext, Inc.(a)	199,589	1,203,522
Zuora, Inc., Class A(a)	252,949	2,306,895

		304,400,453

Computer Technology — 2.4%
3D Systems Corp.(a)(b)	243,652	1,081,815
Cantaloupe, Inc.(a)	104,368	671,086
Corsair Gaming, Inc.(a)	69,558	858,346
Immersion Corp.	57,785	432,232
Impinj, Inc.(a)(b)	43,505	5,586,477
Insight Enterprises, Inc.(a)	52,449	9,730,338

S E R I E S S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Technology (continued)
PC Connection, Inc.	21,348	$1,407,474
Super Micro Computer, Inc.(a)	94,894	95,845,787
Synaptics, Inc.(a)(b)	73,622	7,182,562

		122,796,117

Construction — 0.6%
Bowman Consulting Group Ltd.(a)	20,781	722,971
Construction Partners, Inc., Class A(a)(b)	79,974	4,490,540
Granite Construction, Inc.	82,272	4,700,199
Great Lakes Dredge & Dock Corp.(a)	123,167	1,077,711
INNOVATE Corp.(a)	95,742	67,087
Knife River Corp.(a)	105,549	8,557,913
Limbach Holdings, Inc.(a)	17,796	737,110
Primoris Services Corp.	99,036	4,215,963
Southland Holdings, Inc.(a)	4,576	23,566
Sterling Infrastructure, Inc.(a)	55,855	6,161,365
Tutor Perini Corp.(a)	79,154	1,144,567

		31,898,992

Consumer Electronics(a) — 0.1%
Sonos, Inc.	230,983	4,402,536
VOXX International Corp., Class A	22,647	184,800
Vuzix Corp.(b)	103,757	125,546

		4,712,882

Consumer Finance(a) — 0.1%
Consumer Portfolio Services, Inc.	13,308	100,608
NerdWallet, Inc., Class A	63,717	936,640
OppFi, Inc., Class A	20,875	52,188
Upstart Holdings, Inc.(b)	138,424	3,722,221

		4,811,657

Consumer Lending — 0.4%
Encore Capital Group, Inc.(a)	43,343	1,976,874
Enova International, Inc.(a)	52,871	3,321,885
LendingTree, Inc.(a)	19,935	844,048
Marcus & Millichap, Inc.	44,247	1,511,920
Navient Corp.	155,594	2,707,335
Nelnet, Inc., Class A	24,061	2,277,374
PRA Group, Inc.(a)	72,035	1,878,673
PROG Holdings, Inc.	82,632	2,845,846
Regional Management Corp.	15,561	376,732
World Acceptance Corp.(a)	7,598	1,101,558

		18,842,245

Consumer Services: Miscellaneous — 0.4%
Cars.com, Inc.(a)	124,080	2,131,694
Chuy’s Holdings, Inc.(a)	32,247	1,087,691
FirstCash Holdings, Inc.	70,276	8,963,001
OPENLANE, Inc.(a)	199,188	3,445,953
Udemy, Inc.(a)	167,121	1,834,989
WW International, Inc.(a)	97,501	180,377

		17,643,705

Containers & Packaging — 0.3%
Greif, Inc., Class A	45,371	3,132,868
Greif, Inc., Class B	10,209	709,730
Myers Industries, Inc.	68,174	1,579,592
O-I Glass, Inc.(a)	289,794	4,807,682
Pactiv Evergreen, Inc.	75,641	1,083,179

Security	Shares	Value

Containers & Packaging (continued)
Ranpak Holdings Corp., Class A(a)	82,373	$648,275
UFP Technologies, Inc.(a)	13,220	3,334,084

		15,295,410

Cosmetics — 0.5%
elf Beauty, Inc.(a)	100,661	19,732,576
Inter Parfums, Inc.	34,238	4,810,781

		24,543,357

Diversified Consumer Services(a) — 0.4%
Duolingo, Inc., Class A	55,194	12,174,692
Frontdoor, Inc.	151,270	4,928,377
Lincoln Educational Services Corp.	46,093	476,141
Nerdy, Inc., Class A	118,298	344,247

		17,923,457

Diversified Financial Services — 0.6%
Alerus Financial Corp.	33,631	734,165
Cannae Holdings, Inc.(a)	123,402	2,744,461
Compass Diversified Holdings	117,816	2,835,831
European Wax Center, Inc., Class A(a)	64,590	838,378
Jackson Financial, Inc., Class A	131,444	8,693,706
MBIA, Inc.	82,986	560,985
MidWestOne Financial Group, Inc.	26,041	610,401
Moelis & Co., Class A	112,337	6,377,372
Piper Sandler Cos	32,360	6,423,136
SWK Holdings Corp.(a)	5,499	95,793
Tiptree, Inc.	45,482	785,929

		30,700,157

Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.	91,362	3,394,098
Custom Truck One Source, Inc.(a)	100,889	587,174
Enerpac Tool Group Corp., Class A	101,833	3,631,365
Enviri Corp.(a)	147,159	1,346,505
Federal Signal Corp.	111,794	9,487,957
Luxfer Holdings PLC	50,068	519,205
OSI Systems, Inc.(a)	30,030	4,288,885
PowerSchool Holdings, Inc., Class A(a)	105,617	2,248,586
Standex International Corp.	22,002	4,009,204
TriMas Corp.	77,384	2,068,474

		31,581,453

Diversified Materials & Processing — 0.5%
Belden, Inc.	77,716	7,197,279
Encore Wire Corp.(b)	28,047	7,370,191
Insteel Industries, Inc.	34,954	1,335,942
Koppers Holdings, Inc.	37,614	2,075,164
NL Industries, Inc.	14,377	105,383
Tredegar Corp.	49,049	319,800
Uranium Energy Corp.(a)(b)	718,243	4,848,140

		23,251,899

Diversified Media — 0.0%
EW Scripps Co., Class A(a)	118,440	465,469

Diversified Retail — 0.3%
Beyond, Inc.(a)(b)	84,118	3,020,678
Big Lots, Inc.	49,137	212,763
ContextLogic, Inc., Class A(a)	38,569	219,458
Dillard’s, Inc., Class A(b)	6,349	2,994,442
Duluth Holdings, Inc., Class B(a)	21,472	105,213

8

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Retail (continued)
Global Industrial Co.	24,764	$1,108,932
PriceSmart, Inc.	47,488	3,988,992
Revolve Group, Inc., Class A(a)(b)	74,184	1,570,475
Savers Value Village, Inc.(a)(b)	48,708	939,090
Stitch Fix, Inc., Class A(a)	177,038	467,380
Winmark Corp.	5,325	1,926,053

		16,553,476

Diversified Telecommunication Services(a) — 0.1%
AST SpaceMobile, Inc., Class A	208,527	604,728
Lumen Technologies, Inc.	1,879,759	2,932,424

		3,537,152

Drug & Grocery Store Chains — 0.3%
Ingles Markets, Inc., Class A	26,490	2,031,253
PetMed Express, Inc.	35,060	167,937
Sprouts Farmers Market, Inc.(a)	190,058	12,254,940
Village Super Market, Inc., Class A	15,700	449,177
Weis Markets, Inc.	30,734	1,979,270

		16,882,577

Education Services — 0.6%
2U, Inc.(a)(b)	146,129	56,946
Adtalem Global Education, Inc.(a)	72,955	3,749,887
Chegg, Inc.(a)	212,349	1,607,482
Coursera, Inc.(a)	246,779	3,459,842
Franklin Covey Co.(a)	21,944	861,521
Graham Holdings Co., Class B	6,488	4,980,708
HealthStream, Inc.	44,924	1,197,674
Laureate Education, Inc., Class A	244,370	3,560,471
Perdoceo Education Corp.	114,364	2,008,232
Strategic Education, Inc.	42,210	4,394,905
Stride, Inc.(a)(b)	79,111	4,987,949
Universal Technical Institute, Inc.(a)	73,733	1,175,304

		32,040,921

Electrical Equipment — 0.2%
374Water, Inc.(a)(b)	97,984	123,460
Amprius Technologies, Inc.(a)(b)	9,428	24,984
Dragonfly Energy Holdings Corp.(a)(b)	50,615	27,332
Energy Vault Holdings, Inc.(a)	177,059	316,936
Enovix Corp.(a)(b)	258,489	2,070,497
Eos Energy Enterprises, Inc., Class A(a)(b)	285,763	294,336
ESS Tech, Inc.(a)(b)	166,053	120,106
Fluence Energy, Inc., Class A(a)(b)	109,336	1,895,886
LSI Industries, Inc.	52,240	789,869
NuScale Power Corp., Class A(a)	104,764	556,297
SES AI Corp., Class A(a)	229,971	386,351
Shoals Technologies Group, Inc., Class A(a)(b)	319,841	3,575,822
SKYX Platforms Corp.(a)(b)	117,137	153,450

		10,335,326

Electronic Components — 0.7%
Aeva Technologies, Inc.(a)(b)	29,900	117,507
Array Technologies, Inc.(a)	282,525	4,212,448
Methode Electronics, Inc.	65,139	793,393
MicroVision, Inc.(a)(b)	355,917	654,887
Novanta, Inc.(a)	66,789	11,672,714
NVE Corp.	9,047	815,858
Rogers Corp.(a)	32,298	3,833,450
Sanmina Corp.(a)	102,783	6,391,047
ScanSource, Inc.(a)	46,112	2,030,773

Security	Shares	Value

Electronic Components (continued)
Stem, Inc.(a)(b)	275,886	$604,190
TTM Technologies, Inc.(a)	190,156	2,975,941

		34,102,208

Electronic Entertainment(a) — 0.0%
PlayAGS, Inc.	68,215	612,571
Turtle Beach Corp.	30,441	524,803

		1,137,374

Electronic Equipment, Instruments & Components — 0.2%
Climb Global Solutions, Inc.	7,473	529,686
Daktronics, Inc.(a)(b)	69,803	695,238
Evolv Technologies Holdings, Inc., Class A(a)	214,286	953,573
Iteris, Inc.(a)	75,185	371,414
Lightwave Logic, Inc.(a)(b)	218,417	1,022,192
Luna Innovations, Inc.(a)(b)	61,264	196,351
Mirion Technologies, Inc., Class A(a)	373,666	4,248,582
Presto Automation, Inc.(a)	9,019	1,569
Richardson Electronics Ltd.	23,313	214,713
SmartRent, Inc., Class A(a)	351,249	941,347
Tingo Group, Inc.(a)(b)	205,487	5,261

		9,179,926

Electronics(a) — 0.5%
Agilysys, Inc.	37,725	3,178,709
Integer Holdings Corp.	61,925	7,225,409
iRobot Corp.	48,773	427,251
NEXTracker, Inc., Class A	234,722	13,207,807
nLight, Inc.	84,165	1,094,145

		25,133,321

Energy Equipment — 1.0%
API Group Corp.(a)(b)	390,221	15,323,979
Arcosa, Inc.	90,495	7,769,901
Bloom Energy Corp., Class A(a)(b)	359,306	4,038,599
Diamond Offshore Drilling, Inc.(a)	189,755	2,588,258
Expro Group Holdings NV(a)	167,025	3,335,489
FuelCell Energy, Inc.(a)(b)	848,108	1,009,249
Matador Resources Co.	211,371	14,113,242
SunPower Corp.(a)(b)	157,908	473,724
TPI Composites, Inc.(a)	72,806	211,865

		48,864,306

Energy Equipment & Services — 0.7%
Atlas Energy Solutions, Inc.	33,180	750,532
Borr Drilling Ltd.	409,929	2,808,014
Core Laboratories, Inc.	87,435	1,493,390
Forum Energy Technologies, Inc.(a)	17,115	341,958
KLX Energy Services Holdings, Inc.(a)	23,902	185,001
Kodiak Gas Services, Inc.(b)	29,658	810,850
Mammoth Energy Services, Inc.(a)(b)	45,251	164,714
Ranger Energy Services, Inc., Class A	27,445	309,854
SEACOR Marine Holdings, Inc.(a)	46,375	646,467
Seadrill Ltd.(a)	87,384	4,395,415
Valaris Ltd.(a)	111,025	8,355,741
Verde Clean Fuels, Inc., Class A(a)	6,336	25,344
Weatherford International PLC(a)	132,819	15,329,969

		35,617,249

Engineering & Contracting Services — 0.8%
Argan, Inc.	23,629	1,194,210
Dycom Industries, Inc.(a)	53,467	7,674,118
Exponent, Inc.	94,470	7,811,724
Fluor Corp.(a)	266,046	11,248,425

S E R I E S S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Engineering & Contracting Services (continued)
IES Holdings, Inc.(a)	15,274	$1,857,929
Mistras Group, Inc.(a)	39,042	373,242
MYR Group, Inc.(a)	30,664	5,419,862
NETSTREIT Corp.	129,008	2,369,877
VSE Corp.	24,415	1,953,200
Willdan Group, Inc.(a)	22,688	657,725

		40,560,312

Entertainment — 0.3%
Atlanta Braves Holdings, Inc., Series A(a)	104,218	4,125,516
Cinemark Holdings, Inc.(a)(b)	205,014	3,684,102
Golden Entertainment, Inc.	37,746	1,390,185
IMAX Corp.(a)	83,778	1,354,691
Lions Gate Entertainment Corp., Class A(a)	108,736	1,081,923
Lions Gate Entertainment Corp., Class B(a)	224,694	2,091,901
Loop Media, Inc.(a)	59,121	21,662
Madison Square Garden Entertainment Corp.(a)	74,110	2,905,853
Playstudios, Inc., Class A(a)	158,927	441,817
Reservoir Media, Inc.(a)	38,285	303,600

		17,401,250

Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	117,487	5,242,270
BrightView Holdings, Inc.(a)	78,392	932,865
Brink’s Co.	83,375	7,702,182
Healthcare Services Group, Inc.(a)	138,806	1,732,299
IBEX Holdings Ltd.(a)	16,667	257,172
Montrose Environmental Group, Inc.(a)	52,566	2,059,010
SP Plus Corp.(a)	36,490	1,905,508
UniFirst Corp.	27,989	4,854,132

		24,685,438

Financial Data & Systems — 0.3%
Atlanticus Holdings Corp.(a)	8,447	249,947
Cass Information Systems, Inc.	25,520	1,229,298
Donnelley Financial Solutions, Inc.(a)	46,142	2,861,266
Everi Holdings, Inc.(a)	151,719	1,524,776
EVERTEC, Inc.	121,888	4,863,331
Green Dot Corp., Class A(a)	71,709	669,045
I3 Verticals, Inc., Class A(a)	42,030	962,067
International Money Express, Inc.(a)	58,773	1,341,788
LendingClub Corp.(a)	202,494	1,779,922
Priority Technology Holdings, Inc.(a)	27,679	90,510
Repay Holdings Corp., Class A(a)	154,665	1,701,315
Value Line, Inc.(b)	1,578	63,909

		17,337,174

Financial Services — 0.3%
Acacia Research Corp.(a)	74,872	399,068
Enact Holdings, Inc.	55,230	1,722,071
Ispire Technology, Inc.(a)(b)	32,214	197,472
Karat Packaging, Inc.	12,882	368,554
NewtekOne, Inc.	42,892	471,812
Ocwen Financial Corp.(a)	12,172	328,766
Pagseguro Digital Ltd., Class A(a)	370,354	5,288,655
Paysign, Inc.(a)	60,862	222,755
Security National Financial Corp., Class A(a)(b)	21,792	172,375
Turning Point Brands, Inc.	32,152	942,053
Universal Corp.	44,969	2,325,797
Vector Group Ltd.	271,134	2,971,628

		15,411,006

Security	Shares	Value

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	17,991	$324,738

Food Products — 0.1%
Benson Hill, Inc.(a)(b)	300,534	60,257
Beyond Meat, Inc.(a)(b)	111,396	922,359
BRC, Inc., Class A(a)	77,301	330,848
Dole PLC	133,391	1,591,355
Forafric Global PLC(a)(b)	9,653	100,005
Hain Celestial Group, Inc.(a)	166,780	1,310,891
Limoneira Co.	33,384	652,991
SunOpta, Inc.(a)	174,737	1,200,443
Westrock Coffee Co.(a)(b)	53,027	547,769

		6,716,918

Foods — 0.8%
B&G Foods, Inc.	145,006	1,658,869
Chefs’ Warehouse, Inc.(a)(b)	65,654	2,472,530
HF Foods Group, Inc.(a)	64,885	227,097
J & J Snack Foods Corp.	28,093	4,061,124
John B Sanfilippo & Son, Inc.	16,718	1,770,771
Lancaster Colony Corp.	36,438	7,565,622
Medifast, Inc.	20,017	767,051
Mission Produce, Inc.(a)(b)	91,158	1,082,045
Nature’s Sunshine Products, Inc.(a)	24,658	512,147
Seneca Foods Corp., Class A(a)(b)	9,375	533,437
Simply Good Foods Co.(a)	169,336	5,762,504
SpartanNash Co.	64,370	1,300,918
TreeHouse Foods, Inc.(a)	94,687	3,688,059
United Natural Foods, Inc.(a)	110,521	1,269,886
Utz Brands, Inc., Class A	134,295	2,476,400
Vita Coco Co., Inc.(a)	70,266	1,716,598
Vital Farms, Inc.(a)	57,987	1,348,198

		38,213,256

Forest Products — 0.5%
Boise Cascade Co.	74,091	11,363,337
UFP Industries, Inc.	112,043	13,782,409

		25,145,746

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	81,177	1,671,434
Ennis, Inc.	47,535	974,943
Quad/Graphics, Inc., Class A	53,805	285,705

		2,932,082

Fruit & Grain Processing — 0.1%
MGP Ingredients, Inc.	29,580	2,547,725

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	24,227	655,098
Hillenbrand, Inc.	130,735	6,574,663
Matthews International Corp., Class A	55,414	1,722,267

		8,952,028

Gas Pipeline — 0.3%
Equitrans Midstream Corp.	814,806	10,176,927
Kinetik Holdings, Inc., Class A	67,906	2,707,412
NextDecade Corp.(a)(b)	141,760	805,197

		13,689,536

Glass — 0.1%
Apogee Enterprises, Inc.	41,216	2,439,987

Gold — 0.1%
Caledonia Mining Corp. PLC	28,639	317,034

10

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Gold (continued)
Coeur Mining, Inc.(a)(b)	669,042	$2,522,288
Novagold Resources, Inc.(a)	450,958	1,352,874

		4,192,196

Health Care Equipment & Services — 0.1%
Embecta Corp.	107,728	1,429,551
Figs, Inc., Class A(a)	238,353	1,186,998

		2,616,549

Health Care Equipment & Supplies — 0.2%
Adaptive Biotechnologies Corp.(a)	215,546	691,903
Inogen, Inc.(a)	46,655	376,506
Nano-X Imaging Ltd.(a)(b)	86,733	847,381
OmniAb, Inc.(a)(b)	174,959	948,278
OmniAb, Inc., 12.50 Earnout Shares(d)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares(d)	9,003	—
Paragon 28, Inc.(a)	82,444	1,018,183
PROCEPT BioRobotics Corp.(a)(b)	75,224	3,717,570
Vicarious Surgical, Inc., Class A(a)	121,523	36,639
Zimvie, Inc.(a)	49,204	811,374

		8,447,834

Health Care Facilities — 0.7%
Astrana Health, Inc.(a)(b)	80,887	3,396,445
Brookdale Senior Living, Inc.(a)(b)	347,568	2,297,424
CVRx, Inc.(a)	19,870	361,833
Ensign Group, Inc.	101,705	12,654,136
Joint Corp.(a)	26,101	340,879
LifeStance Health Group, Inc.(a)(b)	197,836	1,220,648
National HealthCare Corp.	23,288	2,200,949
Pliant Therapeutics, Inc.(a)	106,525	1,587,223
RxSight, Inc.(a)	52,994	2,733,431
Select Medical Holdings Corp.	193,847	5,844,487
Sight Sciences, Inc.(a)	38,565	203,623
U.S. Physical Therapy, Inc.	27,751	3,132,255

		35,973,333

Health Care Management Services(a) — 0.4%
Enhabit, Inc.	93,878	1,093,679
Hims & Hers Health, Inc., Class A	230,907	3,572,131
Option Care Health, Inc.	312,606	10,484,805
Progyny, Inc.(b)	148,154	5,652,075
Quipt Home Medical Corp.	73,634	321,781
TruBridge, Inc.	25,663	236,613

		21,361,084

Health Care Providers & Services(a) — 0.0%
23andMe Holding Co., Class A(b)	579,844	308,477
DocGo, Inc.(b)	145,712	588,676
P3 Health Partners, Inc., Class A	69,896	71,993

		969,146

Health Care Services — 1.4%
Accolade, Inc.(a)	129,387	1,355,976
Addus HomeCare Corp.(a)	29,178	3,015,255
Agiliti, Inc.(a)	56,703	573,834
AirSculpt Technologies, Inc.(a)(b)	19,556	120,074
Alignment Healthcare, Inc.(a)	161,825	802,652
American Well Corp., Class A(a)	455,326	369,133
AMN Healthcare Services, Inc.(a)	71,075	4,442,898
Aveanna Healthcare Holdings, Inc.(a)	99,315	247,294
BrightSpring Health Services, Inc.(a)	100,534	1,092,805
Butterfly Network, Inc., Class A(a)(b)	260,971	281,849
Cara Therapeutics, Inc.(a)	77,774	70,774
CareMax,Inc., Class A(a)(b)	4,348	20,957

Security	Shares	Value

Health Care Services (continued)
CorVel Corp.(a)	16,260	$4,275,730
Cross Country Healthcare, Inc.(a)	62,593	1,171,741
Definitive Healthcare Corp., Class A(a)	89,111	719,126
Health Catalyst, Inc.(a)	106,440	801,493
HealthEquity, Inc.(a)	158,637	12,949,538
Inari Medical, Inc.(a)	99,745	4,785,765
ModivCare, Inc.(a)	24,724	579,778
NeoGenomics, Inc.(a)	237,531	3,733,987
Omnicell, Inc.(a)	83,809	2,449,737
OptimizeRx Corp.(a)	28,884	350,941
Pediatrix Medical Group, Inc.(a)	156,916	1,573,867
Pennant Group, Inc.(a)	53,201	1,044,336
Phibro Animal Health Corp., Class A	38,274	494,883
Phreesia, Inc.(a)	98,785	2,363,925
Privia Health Group, Inc.(a)(b)	209,938	4,112,685
Ryman Hospitality Properties, Inc.	108,868	12,586,229
Sharecare, Inc., Class A(a)(b)	568,164	436,066
Surgery Partners, Inc.(a)	140,970	4,205,135
Viemed Healthcare, Inc.(a)	64,686	609,989

		71,638,452

Home Building — 1.6%
Beazer Homes USA, Inc.(a)	54,958	1,802,622
Century Communities, Inc.	53,066	5,120,869
Hovnanian Enterprises, Inc., Class A(a)	9,093	1,427,056
Installed Building Products, Inc.(b)	44,213	11,439,230
KB Home	127,147	9,012,179
Legacy Housing Corp.(a)	20,390	438,793
LGI Homes, Inc.(a)(b)	38,828	4,518,414
M/I Homes, Inc.(a)	50,251	6,848,709
MDC Holdings, Inc.	111,875	7,038,056
Meritage Homes Corp.	67,948	11,922,156
Taylor Morrison Home Corp., Class A(a)	193,271	12,015,658
Tile Shop Holdings, Inc.(a)	56,497	397,174
Tri Pointe Homes, Inc.(a)	179,404	6,935,759

		78,916,675

Hotel/Motel — 0.2%
Bally’s Corp.(a)	56,062	781,504
First Watch Restaurant Group, Inc.(a)(b)	41,543	1,022,789
Krispy Kreme, Inc.	163,283	2,487,616
Marcus Corp.	44,558	635,397
Red Rock Resorts, Inc., Class A	88,796	5,311,777
Xponential Fitness, Inc., Class A(a)	43,835	725,031

		10,964,114

Hotels, Restaurants & Leisure — 0.1%
Bowlero Corp., Class A(b)	30,627	419,590
Empire Resorts, Inc.(d)	5,132	—
Global Business Travel Group I, Class A(a)(b)	58,993	354,548
Mondee Holdings, Inc., Class A(a)(b)	87,266	201,585
Six Flags Entertainment Corp.(a)	136,101	3,582,178
Super Group SGHC Ltd.(a)	257,267	887,571

		5,445,472

Household Appliances(a) — 0.0%
Landsea Homes Corp.	36,898	536,128
Snap One Holdings Corp.	32,217	277,711
Traeger, Inc.	59,759	151,190

		965,029

Household Durables — 0.1%
Cricut, Inc., Class A	86,100	409,836
Dream Finders Homes, Inc., Class A(a)	45,171	1,975,328

S E R I E S S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
United Homes Group, Inc., Class A(a)(b)	12,199	$85,271
Vizio Holding Corp., Class A(a)(b)	143,178	1,566,367
Waldencast PLC, Class A(a)	56,516	367,354

		4,404,156

Household Equipment & Products — 0.5%
Central Garden & Pet Co.(a)	17,972	769,741
Central Garden & Pet Co., Class A(a)	96,293	3,555,138
Energizer Holdings, Inc.	133,653	3,934,744
Helen of Troy Ltd.(a)	44,360	5,112,046
Zurn Elkay Water Solutions Corp.	276,033	9,238,825

		22,610,494

Household Furnishings — 0.2%
American Woodmark Corp.(a)	29,929	3,042,582
Ethan Allen Interiors, Inc.	42,598	1,472,613
Hooker Furnishings Corp.	19,177	460,440
La-Z-Boy, Inc.	80,979	3,046,430
Lovesac Co.(a)	25,932	586,063
Purple Innovation, Inc.(b)	91,301	158,864
Sleep Number Corp.(a)	41,158	659,762

		9,426,754

Independent Power Producers & Energy Traders(a) — 0.0%
Altus Power, Inc., Class A(b)	116,386	556,325
Montauk Renewables, Inc.	128,305	533,749

		1,090,074

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	48,473	1,170,138

Insurance — 0.4%
F&G Annuities & Life, Inc.	31,514	1,277,893
Fidelis Insurance Holdings Ltd.	112,944	2,200,149
GoHealth, Inc., Class A(a)(b)	6,637	69,755
Hamilton Insurance Group Ltd., Class B(a)	32,854	457,656
Kingsway Financial Services, Inc.(a)	20,483	170,828
Lemonade, Inc.(a)(b)	94,546	1,551,500
Marqeta, Inc., Class A(a)	879,611	5,242,481
Mercury General Corp.	49,995	2,579,742
Oscar Health, Inc., Class A(a)	300,348	4,466,175
Skyward Specialty Insurance Group, Inc.(a)	55,539	2,077,714

		20,093,893

Insurance: Life — 0.4%
American Equity Investment Life Holding Co.(a)	146,656	8,245,000
CNO Financial Group, Inc.	208,916	5,741,012
National Western Life Group, Inc., Class A(b)	4,243	2,087,386
Selectquote, Inc.(a)	254,562	509,124
Trupanion, Inc.(a)(b)	73,805	2,037,756

		18,620,278

Insurance: Multi-Line — 0.4%
BRP Group, Inc., Class A(a)	112,307	3,250,165
Crawford & Co., Class A	27,631	260,560
eHealth, Inc.(a)	56,934	343,312
Goosehead Insurance, Inc., Class A(a)	40,191	2,677,524
Horace Mann Educators Corp.	63,440	2,346,646
James River Group Holdings Ltd.	71,214	662,290
Maiden Holdings Ltd.(a)	178,052	400,617
Mr. Cooper Group, Inc.(a)	120,318	9,378,788
SiriusPoint Ltd.(a)	132,748	1,687,227

		21,007,129

Insurance: Property-Casualty — 1.3%
American Coastal Insurance Corp.(a)	37,089	396,481

Security	Shares	Value

Insurance: Property-Casualty (continued)
AMERISAFE, Inc.	35,565	$1,784,296
Donegal Group, Inc., Class A	30,640	433,250
Employers Holdings, Inc.	41,660	1,890,947
Enstar Group Ltd.(a)	22,257	6,916,585
Essent Group Ltd.	195,480	11,633,015
Genworth Financial, Inc., Class A(a)	710,538	4,568,759
Greenlight Capital Re Ltd., Class A(a)	48,876	609,484
HCI Group, Inc.	13,595	1,578,107
Investors Title Co.	2,120	345,963
NI Holdings, Inc.(a)	13,752	208,343
NMI Holdings, Inc., Class A(a)	148,652	4,807,406
Palomar Holdings, Inc.(a)	45,482	3,812,756
ProAssurance Corp.	77,287	993,911
Radian Group, Inc.	246,110	8,237,302
Safety Insurance Group, Inc.	25,198	2,071,024
Selective Insurance Group, Inc.	112,323	12,262,302
Stewart Information Services Corp.	40,510	2,635,580
United Fire Group, Inc.	38,079	828,980
Universal Insurance Holdings, Inc.	45,838	931,428

		66,945,919

International Trade & Diversified Logistic(a) — 0.0%
CryoPort, Inc.(b)	80,672	1,427,894
Radiant Logistics, Inc.	64,025	347,016

		1,774,910

Internet & Catalog Retail(a) — 0.0%
BARK, Inc.(b)	266,213	330,104
ThredUp, Inc., Class A(b)	134,848	269,696
Vivid Seats, Inc., Class A	139,387	834,928

		1,434,728

Internet Software & Services(a) — 0.3%
eGain Corp.	40,271	259,748
Flywire Corp.	198,202	4,917,392
Gogo, Inc.	123,639	1,085,550
MediaAlpha, Inc., Class A	42,828	872,406
Outbrain, Inc.	70,537	278,621
Remitly Global, Inc.	253,680	5,261,323
Rent the Runway, Inc., Class A(b)	86,971	30,040
TrueCar, Inc.	168,364	570,754
Xometry, Inc., Class A	63,303	1,069,188

		14,345,022

IT Services — 0.5%
BigBear.ai Holdings, Inc.(a)	96,597	198,024
Bread Financial Holdings, Inc.	45,593	1,697,883
Fastly, Inc., Class A(a)	228,097	2,958,418
Payoneer Global, Inc.(a)	441,513	2,145,753
Paysafe Ltd.(a)	59,359	937,279
Sabre Corp.(a)	617,693	1,494,817
SolarWinds Corp.(a)	96,252	1,214,700
Squarespace, Inc., Class A(a)	105,903	3,859,105
StoneCo Ltd., Class A(a)	542,914	9,017,802
Thoughtworks Holding, Inc.(a)	168,475	426,242

		23,950,023

Leisure Time — 0.7%
Acushnet Holdings Corp.	56,515	3,727,164
AMMO, Inc.(a)	168,298	462,819
Clarus Corp.	45,706	308,516
Escalade, Inc.	17,369	238,824
Hilton Grand Vacations, Inc.(a)(b)	147,131	6,946,055
JAKKS Pacific, Inc.(a)	13,882	342,885
Johnson Outdoors, Inc., Class A	9,970	459,717

12

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Time (continued)
Latham Group, Inc.(a)	68,765	$272,309
Life Time Group Holdings, Inc.(a)	83,271	1,292,366
Lindblad Expeditions Holdings, Inc.(a)	67,668	631,342
OneSpaWorld Holdings Ltd.(a)	155,587	2,058,416
Portillo’s, Inc., Class A(a)(b)	84,515	1,198,423
RCI Hospitality Holdings, Inc.	16,445	953,810
Smith & Wesson Brands, Inc.	85,283	1,480,513
Sphere Entertainment Co., Class A(a)	49,625	2,435,595
Sturm Ruger & Co., Inc.	32,615	1,505,182
Topgolf Callaway Brands Corp.(a)	268,433	4,340,562
United Parks & Resorts, Inc.(a)	67,837	3,813,118
Vista Outdoor, Inc.(a)	107,758	3,532,307

		35,999,923

Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	130,259	803,698

Luxury Items — 0.2%
Movado Group, Inc.	29,297	818,265
Signet Jewelers Ltd.	81,479	8,153,604
Stagwell, Inc., Class A(a)(b)	155,004	964,125

		9,935,994

Machinery(a) — 0.1%
Hillman Solutions Corp.(b)	364,179	3,874,865
Matterport, Inc., Class A	486,886	1,100,362
Microvast Holdings, Inc.(b)	449,037	375,844
Velo3D, Inc.(b)	153,863	70,100

		5,421,171

Machinery: Agricultural — 0.4%
Alamo Group, Inc.	18,826	4,298,540
Integral Ad Science Holding Corp.(a)	125,673	1,252,960
Lindsay Corp.	20,618	2,425,914
SPX Technologies, Inc.(a)(b)	82,346	10,139,263
Titan International, Inc.(a)	95,848	1,194,266
Titan Machinery, Inc.(a)	38,632	958,460

		20,269,403

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	42,394	1,853,042
Douglas Dynamics, Inc.	42,138	1,016,368
Manitowoc Co., Inc.(a)	65,698	928,970
NACCO Industries, Inc., Class A	7,348	221,909
Terex Corp.	124,052	7,988,949

		12,009,238

Machinery: Industrial — 1.3%
Applied Industrial Technologies, Inc.	71,989	14,221,427
Chart Industries, Inc.(a)(b)	80,182	13,207,579
Columbus McKinnon Corp./New York	52,621	2,348,475
Desktop Metal, Inc., Class A(a)(b)	547,221	481,554
DXP Enterprises, Inc.(a)	24,675	1,325,788
Enpro, Inc.	39,084	6,596,207
EVI Industries, Inc.	9,066	225,743
Gencor Industries, Inc.(a)	18,389	306,912
Hyliion Holdings Corp., Class A(a)(b)	294,759	518,776
Hyster-Yale Materials Handling, Inc., Class A	20,758	1,332,041
Intevac, Inc.(a)	50,364	193,398
John Bean Technologies Corp.	59,407	6,231,200
Kadant, Inc.	21,808	7,155,205
Kennametal, Inc.	148,723	3,709,152
Mayville Engineering Co., Inc.(a)(b)	21,748	311,649
Nikola Corp.(a)(b)	1,377,166	1,432,253

Security	Shares	Value

Machinery: Industrial (continued)
Omega Flex, Inc.	6,157	$436,716
Proto Labs, Inc.(a)	48,396	1,730,157
Tennant Co.	34,536	4,199,923

		65,964,155

Machinery: Specialty — 0.1%
Albany International Corp., Class A	58,363	5,457,524

Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	15,629	6,236,909
Skyline Champion Corp.	100,949	8,581,674

		14,818,583

Marine — 0.1%
Golden Ocean Group Ltd.(a)	229,565	2,975,162

Media — 0.2%
Bumble, Inc., Class A(a)	188,739	2,142,188
Gambling.com Group Ltd.(a)	28,577	260,908
PubMatic, Inc., Class A(a)	77,722	1,843,566
Sinclair, Inc., Class A(b)	62,140	837,026
Townsquare Media, Inc., Class A	21,670	237,936
Urban One, Inc., Class A(a)	12,790	34,533
Urban One, Inc., Class D(a)	18,543	37,828
Vimeo, Inc.(a)	232,955	952,786
ZipRecruiter, Inc., Class A(a)	126,143	1,449,383

		7,796,154

Medical & Dental Instruments & Supplies — 1.4%
Akoya Biosciences, Inc.(a)(b)	40,656	190,677
Alphatec Holdings, Inc.(a)	171,923	2,370,818
AngioDynamics, Inc.(a)	70,684	414,915
Anika Therapeutics, Inc.(a)	27,284	693,014
Artivion, Inc.(a)	73,424	1,553,652
AtriCure, Inc.(a)	86,838	2,641,612
Atrion Corp.	2,566	1,189,469
Avanos Medical, Inc.(a)	86,261	1,717,457
Axogen, Inc.(a)	77,107	622,253
BioLife Solutions, Inc.(a)	66,095	1,226,062
Cerus Corp.(a)	340,372	643,303
Community Health Systems, Inc.(a)	227,855	797,493
CONMED Corp.	57,169	4,578,094
Cutera, Inc.(a)(b)	34,992	51,438
InfuSystem Holdings, Inc.(a)	31,690	271,583
Inmode Ltd.(a)	144,427	3,121,067
LeMaitre Vascular, Inc.	36,815	2,443,043
LivaNova PLC(a)	101,151	5,658,387
Merit Medical Systems, Inc.(a)	106,027	8,031,545
Neogen Corp.(a)(b)	406,323	6,411,777
Ocular Therapeutix, Inc.(a)(b)	215,512	1,961,159
OraSure Technologies, Inc.(a)	135,964	836,179
Orchestra BioMed Holdings, Inc.(a)	24,708	130,211
Organogenesis Holdings, Inc., Class A(a)	128,915	366,119
Orthofix Medical, Inc.(a)	65,993	958,218
OrthoPediatrics Corp.(a)	29,609	863,398
Outset Medical, Inc.(a)	88,207	195,820
Owens & Minor, Inc.(a)	138,475	3,837,142
Patterson Cos., Inc.	155,770	4,307,040
Pulmonx Corp.(a)	70,276	651,459
Sanara Medtech, Inc.(a)	7,363	272,431
Semler Scientific, Inc.(a)	8,215	239,960
STAAR Surgical Co.(a)(b)	91,543	3,504,266
Surmodics, Inc.(a)	24,882	730,038

S E R I E S S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
TransMedics Group, Inc.(a)(b)	59,139	$4,372,738
Treace Medical Concepts, Inc.(a)	84,401	1,101,433
Utah Medical Products, Inc.	6,597	469,113

		69,424,383

Medical Equipment — 0.9%
Accuray, Inc.(a)	172,305	425,594
AdaptHealth Corp.(a)	178,424	2,053,660
Beyond Air, Inc.(a)(b)	42,993	74,808
CareDx, Inc.(a)	97,026	1,027,505
ClearPoint Neuro, Inc.(a)	43,569	296,269
Cytek Biosciences, Inc.(a)(b)	225,917	1,515,903
Glaukos Corp.(a)(b)	88,442	8,339,196
Haemonetics Corp.(a)	93,515	7,981,505
iRadimed Corp.	14,142	622,107
iRhythm Technologies, Inc.(a)(b)	57,211	6,636,476
KORU Medical Systems, Inc.(a)(b)	63,861	150,712
Lantheus Holdings, Inc.(a)(b)	126,863	7,895,953
Nevro Corp.(a)	67,036	968,000
Quanterix Corp.(a)	66,461	1,565,821
Seer, Inc., Class A(a)	102,718	195,164
SI-BONE, Inc.(a)(b)	74,150	1,213,836
Silk Road Medical, Inc.(a)	71,626	1,312,188
Tactile Systems Technology, Inc.(a)	44,490	722,963
Varex Imaging Corp.(a)	73,107	1,323,237
Zynex, Inc.(a)(b)	32,349	400,157

		44,721,054

Medical Services(a) — 0.0%
Fulgent Genetics, Inc.	38,418	833,671
Innovage Holding Corp.	30,150	133,866
Tela Bio, Inc.(b)	26,671	151,224

		1,118,761

Metal Fabricating — 0.6%
CompX International, Inc.	2,464	84,515
Distribution Solutions Group, Inc.(a)(b)	18,677	662,660
DMC Global, Inc.(a)	37,335	727,659
GrafTech International Ltd.	375,186	517,757
Haynes International, Inc.	23,629	1,420,576
MRC Global, Inc.(a)	156,486	1,967,029
Mueller Industries, Inc.	209,111	11,277,356
Mueller Water Products, Inc., Series A	289,494	4,657,958
Northwest Pipe Co.(a)	18,119	628,367
Worthington Enterprises, Inc.	57,439	3,574,429
Worthington Steel, Inc.	57,439	2,059,188

		27,577,494

Metals & Minerals: Diversified — 1.0%
Alpha Metallurgical Resources, Inc.	21,544	7,134,727
Commercial Metals Co.	218,549	12,844,125
Compass Minerals International, Inc.	63,891	1,005,644
Constellium SE, Class A(a)	240,313	5,313,321
Energy Fuels, Inc./Canada(a)(b)	298,953	1,880,414
Hecla Mining Co.	1,139,799	5,482,433
Intrepid Potash, Inc.(a)	19,595	408,752
Materion Corp.	38,308	5,047,079
Minerals Technologies, Inc.	60,704	4,569,797
Oil-Dri Corp. of America	9,462	705,487
Perpetua Resources Corp.(a)	71,008	295,393
Ring Energy, Inc.(a)(b)	230,505	451,790
SunCoke Energy, Inc.	155,870	1,756,655

Security	Shares	Value

Metals & Minerals: Diversified (continued)
U.S. Lime & Minerals, Inc.	3,866	$1,152,609
U.S. Silica Holdings, Inc.(a)	140,576	1,744,548

		49,792,774

Metals & Mining — 0.0%
Contango ORE, Inc.(a)(b)	7,011	139,168
i-80 Gold Corp.(a)(b)	386,561	517,992
Ramaco Resources, Inc., Class A	42,345	713,090
Ramaco Resources, Inc., Class B	7,704	96,685

		1,466,935

Mining(a) — 0.0%
5E Advanced Materials, Inc.(b)	68,231	91,429
Dakota Gold Corp.	103,435	245,141
Piedmont Lithium, Inc.	31,943	425,481

		762,051

Office Supplies & Equipment — 0.2%
ACCO Brands Corp.	172,844	969,655
Eastman Kodak Co.(a)(b)	109,400	541,530
HNI Corp.	86,140	3,887,498
MillerKnoll, Inc.	137,639	3,407,942
Pitney Bowes, Inc.	200,937	870,057
Steelcase, Inc., Class A	172,807	2,260,316

		11,936,998

Oil & Gas Producers — 0.4%
Civitas Resources, Inc.	150,833	11,449,733
Crescent Energy Co., Class A	143,745	1,710,566
HighPeak Energy, Inc.	24,090	379,899
Kosmos Energy Ltd.(a)	851,517	5,075,041

		18,615,239

Oil Well Equipment & Services — 1.2%
Bristow Group, Inc.(a)	44,051	1,198,187
Cactus, Inc., Class A	122,205	6,121,249
ChampionX Corp.	365,250	13,108,823
Dril-Quip, Inc.(a)	63,463	1,429,821
Helix Energy Solutions Group, Inc.(a)	268,368	2,909,109
Helmerich & Payne, Inc.	181,636	7,639,610
Liberty Energy, Inc., Class A	306,469	6,350,038
Nabors Industries Ltd.(a)	17,088	1,471,789
Newpark Resources, Inc.(a)	140,927	1,017,493
Oceaneering International, Inc.(a)	187,440	4,386,096
Oil States International, Inc.(a)	118,619	730,693
Patterson-UTI Energy, Inc.	659,583	7,875,421
ProPetro Holding Corp.(a)	176,026	1,422,290
RPC, Inc.	158,605	1,227,603
Select Water Solutions, Inc., Class A	148,935	1,374,670
Solaris Oilfield Infrastructure, Inc., Class A	53,881	467,148
TETRA Technologies, Inc.(a)	233,657	1,035,101

		59,765,141

Oil, Gas & Consumable Fuels — 0.6%
Archrock, Inc.	259,330	5,101,021
Ardmore Shipping Corp.	77,842	1,278,166
DHT Holdings, Inc.	252,702	2,906,073
Dorian LPG Ltd.	64,312	2,473,440
Empire Petroleum Corp.(a)	25,444	130,019
Encore Energy Corp.(a)	304,684	1,334,516
Excelerate Energy, Inc., Class A	34,227	548,317
FLEX LNG Ltd.(a)	55,559	1,412,865
Granite Ridge Resources, Inc.	62,687	407,465
Gulfport Energy Corp.(a)	20,394	3,265,487
Noble Corp. PLC	210,079	10,186,731
ProFrac Holding Corp., Class A(a)(b)	47,256	395,060

14

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc.	197,571	$1,377,070
Vertex Energy, Inc.(a)	117,445	164,423
Vitesse Energy, Inc.	46,743	1,109,211

		32,089,864

Oil: Crude Producers — 1.8%
Amplify Energy Corp.(a)	74,116	489,907
Berry Corp.	140,994	1,135,002
California Resources Corp.	129,958	7,160,686
Chord Energy Corp.	78,067	13,914,662
CNX Resources Corp.(a)(b)	292,197	6,930,913
Comstock Resources, Inc.	171,448	1,591,037
CVR Energy, Inc.	55,290	1,971,641
Evolution Petroleum Corp.	58,871	361,468
Gevo, Inc.(a)(b)	415,762	319,596
Magnolia Oil & Gas Corp., Class A	329,909	8,561,138
Murphy Oil Corp.	271,207	12,394,160
Northern Oil and Gas, Inc.	164,183	6,514,781
ONE Gas, Inc.	102,972	6,644,783
Overseas Shipholding Group, Inc., Class A	109,969	703,802
PrimeEnergy Resources Corp.(a)	1,464	146,766
Riley Exploration Permian, Inc.	17,227	568,491
SandRidge Energy, Inc.	33,568	489,086
SilverBow Resources, Inc.(a)	43,473	1,484,168
SM Energy Co.	216,136	10,774,380
Talos Energy, Inc.(a)	259,488	3,614,668
Tellurian, Inc.(a)(b)	1,090,083	720,981
Vital Energy, Inc.(a)	43,550	2,288,117
W&T Offshore, Inc.	200,065	530,172

		89,310,405

Oil: Refining & Marketing — 0.5%
Clean Energy Fuels Corp.(a)	320,598	859,203
Delek U.S. Holdings, Inc.	118,378	3,638,940
Par Pacific Holdings, Inc.(a)	103,074	3,819,922
PBF Energy, Inc., Class A	205,808	11,848,366
World Kinect Corp.	111,477	2,948,567

		23,114,998

Paints & Coatings — 0.2%
HB Fuller Co.	100,936	8,048,637
Kronos Worldwide, Inc.	43,272	510,609

		8,559,246

Paper — 0.1%
Clearwater Paper Corp.(a)	30,475	1,332,672
Glatfelter Corp.(a)	77,419	154,838
Mativ Holdings, Inc.	100,124	1,877,325

		3,364,835

Paper & Forest Products — 0.1%
Sylvamo Corp.	66,794	4,123,862

Personal Care — 0.6%
Beauty Health Co., Class A(a)	156,398	694,407
BellRing Brands, Inc.(a)	246,085	14,526,398
Edgewell Personal Care Co.	92,943	3,591,318
Nu Skin Enterprises, Inc., Class A	92,974	1,285,830
Sterling Check Corp.(a)	56,977	916,190
USANA Health Sciences, Inc.(a)	21,195	1,027,958
WD-40 Co.	25,327	6,415,582

		28,457,683

Personal Products — 0.0%
Herbalife Ltd.(a)	184,320	1,852,416

Security	Shares	Value

Pharmaceuticals — 2.0%
ACADIA Pharmaceuticals, Inc.(a)	228,598	$4,226,777
Aclaris Therapeutics, Inc.(a)	123,478	153,113
Alkermes PLC(a)	309,294	8,372,589
Amneal Pharmaceuticals, Inc., Class A(a)	227,674	1,379,704
Amphastar Pharmaceuticals, Inc.(a)	70,402	3,091,352
Arrowhead Pharmaceuticals, Inc.(a)(b)	216,470	6,191,042
Assertio Holdings, Inc.(a)(b)	169,034	162,154
Atea Pharmaceuticals, Inc.(a)	146,690	592,628
Axonics, Inc.(a)	92,740	6,396,278
Axsome Therapeutics, Inc.(a)	66,453	5,302,949
Biote Corp., Class A(a)	26,839	155,666
Bright Green Corp.(a)(b)	94,164	22,938
Cassava Sciences, Inc.(a)(b)	74,998	1,521,709
Citius Pharmaceuticals, Inc.(a)(b)	200,965	180,326
Corcept Therapeutics, Inc.(a)	151,815	3,824,220
CorMedix, Inc.(a)(b)	99,843	423,334
Eagle Pharmaceuticals, Inc.(a)(b)	17,753	93,026
Edgewise Therapeutics, Inc.(a)	107,483	1,960,490
Enanta Pharmaceuticals, Inc.(a)	37,581	656,164
Enliven Therapeutics, Inc.(a)(b)	42,665	750,477
Evolus, Inc.(a)(b)	78,193	1,094,702
Eyenovia, Inc.(a)(b)	44,656	44,031
Harmony Biosciences Holdings, Inc.(a)	60,089	2,017,789
Harrow, Inc.(a)(b)	56,504	747,548
Ikena Oncology, Inc.(a)(b)	76,095	108,055
Innoviva, Inc.(a)(b)	108,770	1,657,655
Intra-Cellular Therapies, Inc.(a)	174,662	12,086,610
Ironwood Pharmaceuticals, Inc., Class A(a)	258,397	2,250,638
Liquidia Corp.(a)	93,824	1,383,904
Longboard Pharmaceuticals, Inc.(a)	46,454	1,003,406
Neumora Therapeutics, Inc.(a)	26,998	371,223
Nuvation Bio, Inc., Class A(a)	271,541	988,409
Optinose, Inc.(a)	146,940	214,532
Pacira BioSciences, Inc.(a)	84,915	2,481,216
PetIQ, Inc., Class A(a)	51,992	950,414
Prestige Consumer Healthcare, Inc.(a)	92,910	6,741,550
Revance Therapeutics, Inc.(a)	164,235	808,036
scPharmaceuticals, Inc.(a)(b)	49,478	248,380
SIGA Technologies, Inc.	86,992	744,652
Supernus Pharmaceuticals, Inc.(a)(b)	91,622	3,125,226
Syndax Pharmaceuticals, Inc.(a)	146,870	3,495,506
Taro Pharmaceutical Industries Ltd.(a)	14,816	627,309
Tarsus Pharmaceuticals, Inc.(a)(b)	54,283	1,973,187
Terns Pharmaceuticals, Inc.(a)	84,596	554,950
TG Therapeutics, Inc.(a)(b)	258,481	3,931,496
Theravance Biopharma, Inc.(a)	92,048	825,671
Third Harmonic Bio, Inc.(a)	37,467	353,688
Trevi Therapeutics, Inc.(a)	76,979	265,578
Ventyx Biosciences, Inc.(a)	91,731	504,521
Voyager Therapeutics, Inc.(a)	73,364	683,019
Xeris Biopharma Holdings, Inc.(a)	259,973	574,540

		98,314,377

Photography — 0.0%
GoPro, Inc., Class A(a)	225,473	502,805

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.(b)	70,170	7,155,937
Babcock & Wilcox Enterprises, Inc.(a)	106,657	120,522
Powell Industries, Inc.	17,276	2,458,375
Vicor Corp.(a)	41,360	1,581,606

		11,316,440

S E R I E S S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Printing & Copying Services(a) — 0.3%
Casella Waste Systems, Inc., Class A	105,319	$10,412,889
Cimpress PLC	33,586	2,972,697

		13,385,586

Producer Durables: Miscellaneous — 0.0%
First Advantage Corp.	100,823	1,635,349
Park-Ohio Holdings Corp.	15,499	413,513
Solo Brands, Inc., Class A(a)(b)	38,288	83,085

		2,131,947

Production Technology Equipment(a) — 0.8%
ACM Research, Inc., Class A	91,196	2,657,451
Axcelis Technologies, Inc.	60,798	6,780,193
Cohu, Inc.	87,081	2,902,410
HireRight Holdings Corp.	24,458	349,016
Ichor Holdings Ltd.	53,823	2,078,644
Maxeon Solar Technologies Ltd.(b)	53,293	177,466
Onto Innovation, Inc.(b)	91,354	16,542,382
Photronics, Inc.	113,873	3,224,883
Ultra Clean Holdings, Inc.	82,957	3,811,045
Veeco Instruments, Inc.(b)	94,834	3,335,312

		41,858,802

Professional Services(a) — 0.3%
Alight, Inc., Class A	772,815	7,612,227
BlackSky Technology, Inc., Class A	240,541	327,136
FiscalNote Holdings, Inc., Class A	107,542	143,031
Innodata, Inc.(b)	47,865	315,909
Legalzoom.com, Inc.(b)	249,420	3,327,263
Planet Labs PBC, Class A(b)	335,025	854,314
Skillsoft Corp., Class A(b)	7,248	65,232

		12,645,112

Publishing — 0.1%
Daily Journal Corp.(a)	2,594	938,016
Gannett Co., Inc.(a)(b)	278,093	678,547
John Wiley & Sons, Inc., Class A	67,134	2,559,819
Scholastic Corp.	47,970	1,808,949

		5,985,331

Radio & TV Broadcasters — 0.1%
Entravision Communications Corp., Class A	112,738	184,890
Gray Television, Inc.	157,579	995,899
iHeartMedia, Inc., Class A(a)	186,275	389,315
TEGNA, Inc.	368,349	5,503,134

		7,073,238

Railroad Equipment — 0.1%
Greenbrier Cos., Inc.	56,939	2,966,522
Trinity Industries, Inc.	151,457	4,218,077

		7,184,599

Real Estate — 0.4%
Anywhere Real Estate, Inc.(a)	201,080	1,242,674
Cushman & Wakefield PLC(a)	254,184	2,658,765
eXp World Holdings, Inc.	132,948	1,373,353
Kennedy-Wilson Holdings, Inc.	223,229	1,915,305
Newmark Group, Inc., Class A	253,011	2,805,892
Opendoor Technologies, Inc.(a)	1,053,355	3,191,666
Redfin Corp.(a)(b)	206,204	1,371,256
RMR Group, Inc., Class A	29,180	700,320
St. Joe Co.	64,238	3,723,877

Security	Shares	Value

Real Estate (continued)
Stratus Properties, Inc.(a)	9,109	$207,958
Tejon Ranch Co.(a)	40,607	625,754

		19,816,820

Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust	187,329	3,186,466
AFC Gamma, Inc.	32,145	397,955
Alexander & Baldwin, Inc.	135,276	2,227,996
Alexander’s, Inc.	4,051	879,634
Alpine Income Property Trust, Inc.	22,727	347,269
American Assets Trust, Inc.	91,038	1,994,643
Angel Oak Mortgage REIT, Inc., Series 13A	23,255	249,759
Apartment Investment and Management Co., Class A(a)	268,955	2,202,741
Apollo Commercial Real Estate Finance, Inc.	264,830	2,950,206
Apple Hospitality REIT, Inc.	402,236	6,588,626
Arbor Realty Trust, Inc.(b)	285,682	3,785,287
Ares Commercial Real Estate Corp.	98,657	734,995
Armada Hoffler Properties, Inc.	125,649	1,306,750
ARMOUR Residential REIT, Inc.	91,690	1,812,711
Blackstone Mortgage Trust, Inc., Class A	321,438	6,399,831
Braemar Hotels & Resorts, Inc.	116,745	233,490
Brandywine Realty Trust	317,413	1,523,582
BrightSpire Capital, Inc., Class A	240,280	1,655,529
Broadstone Net Lease, Inc.	350,686	5,495,250
BRT Apartments Corp.	21,875	367,500
CareTrust REIT, Inc.	223,633	5,449,936
CBL & Associates Properties, Inc.	50,180	1,149,624
Centerspace	28,189	1,610,719
Chatham Lodging Trust	89,897	908,859
Chicago Atlantic Real Estate Finance, Inc.	31,902	503,095
Chimera Investment Corp.	424,274	1,955,903
City Office REIT, Inc.	65,402	340,744
Claros Mortgage Trust, Inc.	169,282	1,652,192
Clipper Realty, Inc.	23,302	112,549
Community Healthcare Trust, Inc.	49,771	1,321,420
COPT Defense Properties	210,355	5,084,280
CoreCivic, Inc.(a)	212,079	3,310,553
CTO Realty Growth, Inc.	39,929	676,797
DiamondRock Hospitality Co.	392,245	3,769,474
Diversified Healthcare Trust	445,603	1,096,183
Douglas Emmett, Inc.	165,902	2,301,061
Dynex Capital, Inc.	105,279	1,310,724
Easterly Government Properties, Inc.	178,782	2,057,781
Ellington Financial, Inc.	140,179	1,655,514
Elme Communities	163,937	2,282,003
Empire State Realty Trust, Inc., Class A	246,374	2,495,769
Equity Commonwealth(a)	190,415	3,595,035
Essential Properties Realty Trust, Inc.	290,953	7,756,807
Farmland Partners, Inc.	84,398	936,818
Four Corners Property Trust, Inc.	168,767	4,129,729
Franklin BSP Realty Trust, Inc.	155,057	2,071,562
GEO Group, Inc.(a)	224,673	3,172,383
Getty Realty Corp.	89,032	2,435,025
Gladstone Commercial Corp.	75,719	1,047,951
Gladstone Land Corp.	63,140	842,288
Global Medical REIT, Inc.	115,299	1,008,866
Global Net Lease, Inc.	363,044	2,820,852
Granite Point Mortgage Trust, Inc.	93,415	445,590
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	204,858	5,817,967

16

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Hudson Pacific Properties, Inc.	257,612	$1,661,597
Independence Realty Trust, Inc.	420,907	6,789,230
Innovative Industrial Properties, Inc.	52,091	5,393,502
InvenTrust Properties Corp.	126,816	3,260,439
Invesco Mortgage Capital, Inc.	91,143	882,264
JBG SMITH Properties	164,602	2,641,862
Kite Realty Group Trust	406,153	8,805,397
KKR Real Estate Finance Trust, Inc.	109,856	1,105,151
Ladder Capital Corp., Class A	211,246	2,351,168
LTC Properties, Inc.	76,495	2,486,852
LXP Industrial Trust	540,518	4,875,472
MFA Financial, Inc.	190,811	2,177,154
National Health Investors, Inc.	77,874	4,892,823
New York Mortgage Trust, Inc.	167,168	1,203,610
NexPoint Diversified Real Estate Trust	56,579	373,421
Nexpoint Real Estate Finance, Inc.	14,959	214,811
NexPoint Residential Trust, Inc.	42,093	1,354,974
Office Properties Income Trust	89,332	182,237
One Liberty Properties, Inc.	29,385	663,807
Orchid Island Capital, Inc.(b)	96,218	859,227
Orion Office REIT, Inc.	106,467	373,699
Outfront Media, Inc.	275,266	4,621,716
Paramount Group, Inc.	345,063	1,618,345
Peakstone Realty Trust, Class E	67,715	1,092,243
Pebblebrook Hotel Trust	221,789	3,417,769
PennyMac Mortgage Investment Trust	162,141	2,380,230
Phillips Edison & Co., Inc.	224,453	8,051,129
Piedmont Office Realty Trust, Inc., Class A	230,345	1,619,325
Plymouth Industrial REIT, Inc.	85,130	1,915,425
Postal Realty Trust, Inc., Class A	38,059	545,005
PotlatchDeltic Corp.	147,596	6,939,964
Ready Capital Corp.	298,759	2,727,670
Redwood Trust, Inc.	245,661	1,564,861
Retail Opportunity Investments Corp.	229,616	2,943,677
RLJ Lodging Trust	286,016	3,380,709
Sabra Health Care REIT, Inc.	431,803	6,377,730
Safehold, Inc.	90,749	1,869,429
Saul Centers, Inc.	22,362	860,713
Service Properties Trust	307,603	2,085,548
SL Green Realty Corp.	120,536	6,645,150
Star Holdings(a)(b)	25,185	325,390
Summit Hotel Properties, Inc.	195,464	1,272,471
Sunstone Hotel Investors, Inc.	383,416	4,271,254
Tanger, Inc.	195,146	5,762,661
Terreno Realty Corp.	157,338	10,447,243
TPG RE Finance Trust, Inc.	129,250	997,810
Two Harbors Investment Corp.	193,666	2,564,138
UMH Properties, Inc.	113,548	1,844,020
Uniti Group, Inc.	444,344	2,621,630
Universal Health Realty Income Trust	24,178	887,574
Urban Edge Properties	214,325	3,701,393
Veris Residential, Inc.	147,570	2,244,540
Whitestone REIT	90,717	1,138,498
Xenia Hotels & Resorts, Inc.	196,940	2,956,069

		275,706,299

Real Estate Management & Development — 0.2%
American Realty Investors, Inc.(a)	2,389	42,811
Compass, Inc., Class A(a)(b)	530,901	1,911,243

Security	Shares	Value

Real Estate Management & Development (continued)
DigitalBridge Group, Inc., Class A	301,788	$5,815,455
Forestar Group, Inc.(a)	34,166	1,373,131
Maui Land & Pineapple Co., Inc.(a)	13,156	284,959
Transcontinental Realty Investors, Inc.(a)	2,184	82,228

		9,509,827

Recreational Vehicles & Boats — 0.3%
Camping World Holdings, Inc., Class A	77,965	2,171,325
Lazydays Holdings, Inc.(a)(b)	13,605	54,828
LCI Industries	46,102	5,673,312
Malibu Boats, Inc., Class A(a)	37,925	1,641,394
Marine Products Corp.	14,954	175,710
MasterCraft Boat Holdings, Inc.(a)	30,695	728,085
Winnebago Industries, Inc.	52,952	3,918,448

		14,363,102

Rental & Leasing Services: Consumer — 0.1%
Upbound Group, Inc.	99,782	3,513,324

Restaurants — 0.9%
Biglari Holdings, Inc., Class B(a)	1,350	256,068
BJ’s Restaurants, Inc.(a)	41,910	1,516,304
Bloomin’ Brands, Inc.	163,478	4,688,549
Brinker International, Inc.(a)	81,814	4,064,519
Carrols Restaurant Group, Inc.	63,560	604,456
Cheesecake Factory, Inc.	89,085	3,220,423
Cracker Barrel Old Country Store, Inc.	41,152	2,992,985
Dave & Buster’s Entertainment, Inc.(a)(b)	63,128	3,951,813
Denny’s Corp.(a)	97,143	870,401
Dine Brands Global, Inc.	28,860	1,341,413
El Pollo Loco Holdings, Inc.(a)	52,290	509,305
Jack in the Box, Inc.	36,768	2,517,873
Kura Sushi USA, Inc., Class A(a)(b)	10,877	1,252,595
Nathan’s Famous, Inc.	4,919	348,265
Noodles & Co., Class A(a)	67,772	129,444
ONE Group Hospitality, Inc.(a)	38,498	214,434
Papa John’s International, Inc.	61,320	4,083,912
Potbelly Corp.(a)	47,663	577,199
Red Robin Gourmet Burgers, Inc.(a)	27,221	208,513
Rush Street Interactive, Inc., Class A(a)	123,118	801,498
Shake Shack, Inc., Class A(a)	70,444	7,328,289
Sweetgreen, Inc., Class A(a)	182,428	4,608,131

		46,086,389

Scientific Instruments: Control & Filter — 0.7%
Arlo Technologies, Inc.(a)	166,906	2,111,361
Energy Recovery, Inc.(a)	103,879	1,640,250
ESCO Technologies, Inc.	47,767	5,113,457
Gorman-Rupp Co.	42,700	1,688,785
Helios Technologies, Inc.	61,865	2,764,747
Napco Security Technologies, Inc.	61,921	2,486,748
Resideo Technologies, Inc.(a)	273,198	6,125,099
Thermon Group Holdings, Inc.(a)	62,349	2,040,059
Watts Water Technologies, Inc., Class A	51,026	10,845,576

		34,816,082

Scientific Instruments: Electrical — 0.7%
Allient, Inc.	24,391	870,271
Atkore, Inc.	69,463	13,222,977
AZZ, Inc.	46,283	3,578,139
EnerSys	76,118	7,190,106

S E R I E S S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Scientific Instruments: Electrical (continued)
Franklin Electric Co., Inc.	86,161	$9,202,856
FTC Solar, Inc.(a)(b)	109,681	59,118
Preformed Line Products Co.	4,418	568,464

		34,691,931

Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.	54,877	8,879,647
FARO Technologies, Inc.(a)	36,540	785,975
Itron, Inc.(a)	84,972	7,861,610
Mesa Laboratories, Inc.	9,663	1,060,321
Transcat, Inc.(a)	15,291	1,703,876
Vishay Precision Group, Inc.(a)	22,635	799,695

		21,091,124

Scientific Instruments: Pollution Control — 0.0%
CECO Environmental Corp.(a)	55,354	1,274,249

Securities Brokerage & Services — 0.1%
StoneX Group, Inc.(a)	50,557	3,552,135

Semiconductors & Components — 1.6%
Alpha & Omega Semiconductor Ltd.(a)	43,648	962,002
Amkor Technology, Inc.	209,947	6,768,691
Atomera, Inc.(a)(b)	45,543	280,545
CEVA, Inc.(a)	43,343	984,320
Diodes, Inc.(a)	84,244	5,939,202
FormFactor, Inc.(a)(b)	143,915	6,566,841
Kulicke & Soffa Industries, Inc.	103,524	5,208,292
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	103,358	9,885,159
MaxLinear, Inc.(a)	141,854	2,648,414
Power Integrations, Inc.	105,967	7,581,939
Rambus, Inc.(a)(b)	200,931	12,419,545
Semtech Corp.(a)	119,259	3,278,430
Silicon Laboratories, Inc.(a)	59,235	8,513,254
SiTime Corp.(a)	33,118	3,087,591
SkyWater Technology, Inc.(a)	34,959	355,533
SMART Global Holdings, Inc.(a)	96,233	2,532,853
Vishay Intertechnology, Inc.	237,254	5,380,921

		82,393,532

Semiconductors & Semiconductor Equipment(a) — 0.3%
Aehr Test Systems	51,753	641,737
Ambarella, Inc.	71,916	3,651,176
Credo Technology Group Holding Ltd.	231,795	4,911,736
indie Semiconductor, Inc., Class A(b)	280,849	1,988,411
inTEST Corp.	22,426	297,145
Navitas Semiconductor Corp.	211,103	1,006,961
Transphorm, Inc.	55,876	274,351

		12,771,517

Shipping — 1.0%
A-Mark Precious Metals, Inc.	35,005	1,074,303
Eagle Bulk Shipping, Inc.	17,256	1,077,982
Genco Shipping & Trading Ltd.	78,491	1,595,722
Golar LNG Ltd.	184,697	4,443,810
Himalaya Shipping Ltd.	57,729	445,091
International Seaways, Inc.	75,771	4,031,017
Matson, Inc.	64,378	7,236,087
Nordic American Tankers Ltd.	382,765	1,500,439
Pangaea Logistics Solutions Ltd.	70,793	493,427
Safe Bulkers, Inc.	124,396	617,004
Scorpio Tankers, Inc.	89,083	6,373,889
SFL Corp. Ltd.	214,743	2,830,313
SITE Centers Corp.	355,563	5,208,998

Security	Shares	Value

Shipping (continued)
Teekay Corp.(a)(b)	117,575	$855,946
Teekay Tankers Ltd., Class A	44,598	2,604,969
Tidewater, Inc.(a)(b)	86,619	7,968,948

		48,357,945

Software — 1.2%
Amplitude, Inc., Class A(a)	128,186	1,394,664
AvePoint, Inc., Class A(a)(b)	276,940	2,193,365
AvidXchange Holdings, Inc.(a)	281,515	3,701,922
Bit Digital, Inc.(a)	168,825	484,528
Braze, Inc., Class A(a)	99,735	4,418,260
C3.ai, Inc., Class A(a)(b)	153,953	4,167,508
Cipher Mining, Inc.(a)(b)	74,178	382,017
Clear Secure, Inc., Class A	154,980	3,296,425
Consensus Cloud Solutions, Inc.(a)	34,848	552,689
Couchbase, Inc.(a)(b)	66,242	1,742,827
CS Disco, Inc.(a)	45,301	368,297
CXApp, Inc., Class A(a)(b)	3,143	7,700
Enfusion, Inc., Class A(a)	73,897	683,547
EverCommerce, Inc.(a)	43,674	411,409
Expensify, Inc., Class A(a)	94,809	174,449
Freshworks, Inc., Class A(a)	302,188	5,502,843
Instructure Holdings, Inc.(a)	37,118	793,583
Intapp, Inc.(a)	74,289	2,548,113
Jamf Holding Corp.(a)	131,864	2,419,704
Kaltura, Inc.(a)	151,352	204,325
MarketWise, Inc., Class A	63,484	109,827
MeridianLink, Inc.(a)	46,932	877,628
Model N, Inc.(a)	71,995	2,049,698
N-able, Inc.(a)	130,437	1,704,812
NextNav, Inc.(a)(b)	103,769	682,800
Olo, Inc., Class A(a)	192,858	1,058,790
Qualys, Inc.(a)	69,388	11,578,776
SEMrush Holdings, Inc., Class A(a)	57,839	766,945
SoundHound AI, Inc., Class A(a)(b)	257,326	1,515,650
Sprinklr, Inc., Class A(a)	196,958	2,416,675
Terawulf, Inc.(a)(b)	287,028	754,884
Weave Communications, Inc.(a)	64,807	743,984
Zeta Global Holdings Corp., Class A(a)	261,950	2,863,114

		62,571,758

Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(a)	49,721	538,478
Aaron’s Co., Inc.	54,498	408,735
Abercrombie & Fitch Co., Class A(a)	91,055	11,411,923
Academy Sports & Outdoors, Inc.	134,906	9,111,551
Alta Equipment Group, Inc., Class A	42,374	548,743
American Eagle Outfitters, Inc.	340,839	8,790,238
America’s Car-Mart, Inc.(a)	11,271	719,879
Arko Corp., Class A	145,236	827,845
Asbury Automotive Group, Inc.(a)	38,626	9,107,238
Big 5 Sporting Goods Corp.	39,098	137,625
Blink Charging Co.(a)(b)	112,545	338,761
Boot Barn Holdings, Inc.(a)(b)	56,366	5,363,225
Buckle, Inc.	56,969	2,294,142
Build-A-Bear Workshop, Inc.	23,386	698,540
Caleres, Inc.	63,364	2,599,825
Carvana Co., Class A(a)	192,400	16,913,884
Cato Corp., Class A	33,287	192,066
Children’s Place, Inc.(a)	22,053	254,492
Designer Brands, Inc., Class A	78,465	857,623
Destination XL Group, Inc.(a)	110,577	398,077
Envela Corp.(a)(b)	16,538	76,406

18

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
EVgo, Inc., Class A(a)(b)	185,400	$465,354
Foot Locker, Inc.	153,166	4,365,231
Genesco, Inc.(a)	19,699	554,330
Group 1 Automotive, Inc.(b)	25,467	7,442,221
Guess?, Inc.	52,466	1,651,105
Haverty Furniture Cos., Inc.	27,286	930,998
Hibbett, Inc.	21,661	1,663,781
J Jill, Inc.(a)	8,481	271,138
Lands’ End, Inc.(a)	26,544	289,064
Leslie’s, Inc.(a)(b)	331,268	2,153,242
MarineMax, Inc.(a)	40,651	1,352,052
Monro, Inc.	55,346	1,745,613
National Vision Holdings, Inc.(a)	144,852	3,209,920
ODP Corp.(a)	59,494	3,156,157
OneWater Marine, Inc., Class A(a)(b)	21,028	591,938
Sally Beauty Holdings, Inc.(a)	200,162	2,486,012
Shoe Carnival, Inc.	33,977	1,244,917
Sonic Automotive, Inc., Class A	27,346	1,557,081
Sportsman’s Warehouse Holdings, Inc.(a)	71,772	223,211
Tilly’s, Inc., Class A(a)	41,556	282,581
Torrid Holdings, Inc.(a)	20,346	99,289
Urban Outfitters, Inc.(a)	119,038	5,168,630
Warby Parker, Inc., Class A(a)	160,499	2,184,391
Zumiez, Inc.(a)	30,799	467,837

		115,145,389

Steel — 0.5%
ATI, Inc.(a)	240,589	12,310,939
Carpenter Technology Corp.	91,268	6,518,361
Ivanhoe Electric, Inc.(a)(b)	119,341	1,169,542
Olympic Steel, Inc.	18,385	1,303,129
Radius Recycling, Inc., Class A	48,973	1,034,799
Ryerson Holding Corp.	52,462	1,757,477
TimkenSteel Corp.(a)	79,750	1,774,437

		25,868,684

Technology Hardware & Equipment — 0.1%
CompoSecure, Inc., Class A(a)(b)	34,234	247,512
CPI Card Group, Inc.(a)(b)	6,890	123,055
IonQ, Inc.(a)(b)	305,294	3,049,887
Xerox Holdings Corp.	218,196	3,905,709

		7,326,163

Technology: Miscellaneous — 0.5%
Benchmark Electronics, Inc.	65,965	1,979,610
CTS Corp.	57,786	2,703,807
Fabrinet(a)	68,660	12,978,113
Kimball Electronics, Inc.(a)	44,862	971,262
Plexus Corp.(a)	51,199	4,854,689

		23,487,481

Telecommunications Equipment(a) — 0.1%
Akoustis Technologies, Inc.	128,450	75,927
Cambium Networks Corp.	20,578	88,691
Clearfield, Inc.(b)	23,275	717,801
Knowles Corp.	165,627	2,666,595
Viavi Solutions, Inc.	412,660	3,751,079

		7,300,093

Textile Products — 0.0%
Interface, Inc., Class A	106,917	1,798,344

Textiles Apparel & Shoes — 0.5%
Fossil Group, Inc.(a)(b)	95,290	97,196
G-III Apparel Group Ltd.(a)	77,058	2,235,452

Security	Shares	Value

Textiles Apparel & Shoes (continued)
Hanesbrands, Inc.(a)	656,453	$3,807,427
Kontoor Brands, Inc.	104,829	6,315,947
Oxford Industries, Inc.	27,929	3,139,220
Rocky Brands, Inc.	14,077	381,909
Steven Madden Ltd.	137,813	5,826,734
Vera Bradley, Inc.(a)	49,511	336,675
Weyco Group, Inc.	10,748	342,646
Wolverine World Wide, Inc.	144,914	1,624,486

		24,107,692

Textiles, Apparel & Luxury Goods — 0.0%
Allbirds, Inc., Class A(a)(b)	158,101	109,738

Toys — 0.0%
Funko, Inc., Class A(a)(b)	69,079	431,053

Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc.(a)	81,800	900,618

Transportation Miscellaneous — 0.1%
Costamare, Inc.	87,413	992,137
Hub Group, Inc., Class A	117,249	5,067,502

		6,059,639

Truckers — 0.5%
ArcBest Corp.	44,398	6,326,715
Covenant Logistics Group, Inc., Class A	15,889	736,614
Daseke, Inc.(a)	85,128	706,563
Forward Air Corp.	48,008	1,493,529
FRP Holdings, Inc.(a)	12,298	755,097
FTAI Infrastructure, Inc.	184,655	1,159,634
Heartland Express, Inc.	87,468	1,044,368
Marten Transport Ltd.	108,340	2,002,123
PAM Transportation Services, Inc.(a)	9,854	159,733
RXO, Inc.(a)	216,769	4,740,738
Universal Logistics Holdings, Inc.	12,956	477,688
Werner Enterprises, Inc.	118,111	4,620,502

		24,223,304

Utilities: Electrical — 1.0%
ALLETE, Inc.	107,818	6,430,266
Avista Corp.	144,636	5,065,153
Black Hills Corp.	127,536	6,963,466
Genie Energy Ltd., Class B	38,673	583,189
MGE Energy, Inc.	68,065	5,358,077
Northwestern Energy Group, Inc.	114,993	5,856,593
Otter Tail Corp.	77,015	6,654,096
PNM Resources, Inc.	159,936	6,019,991
Portland General Electric Co.	189,651	7,965,342
Unitil Corp.	29,750	1,557,412

		52,453,585

Utilities: Gas Distributors — 0.6%
Chesapeake Utilities Corp.	40,790	4,376,767
New Jersey Resources Corp.	181,325	7,780,655
Northwest Natural Holding Co.	68,500	2,549,570
RGC Resources, Inc.	14,637	296,253
Southwest Gas Holdings, Inc.	116,437	8,864,349
Spire, Inc.	97,400	5,977,438

		29,845,032

Utilities: Miscellaneous — 0.3%
Brookfield Infrastructure Corp., Class A	223,608	8,058,833
Ormat Technologies, Inc.	100,849	6,675,195

		14,734,028

S E R I E S S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Utilities: Telecommunications — 0.4%
8x8, Inc.(a)(b)	230,061	$621,165
ATN International, Inc.	19,607	617,719
Cogent Communications Holdings, Inc.	81,654	5,334,456
Consolidated Communications Holdings, Inc.(a)	145,164	627,109
Globalstar, Inc.(a)	1,350,513	1,985,254
IDT Corp., Class B	28,587	1,080,874
Shenandoah Telecommunications Co.	90,606	1,573,826
Spok Holdings, Inc.	32,304	515,249
Telephone and Data Systems, Inc.	184,558	2,956,619
Xperi, Inc.(a)	80,973	976,534
Ziff Davis, Inc.(a)	85,386	5,382,733

		21,671,538

Utilities: Water — 0.4%
American States Water Co.	69,126	4,993,662
Artesian Resources Corp., Class A	16,723	620,591
California Water Service Group	107,813	5,011,148
Consolidated Water Co. Ltd.	28,246	827,890
Global Water Resources, Inc.	19,053	244,641
Middlesex Water Co.	32,688	1,716,120
Pure Cycle Corp.(a)	35,602	338,219
SJW Group	59,546	3,369,708
York Water Co.	26,861	974,248

		18,096,227

Total Common Stocks — 98.2% (Cost: $3,783,237,477)		4,941,252,734

Investment Companies

Equity Funds — 0.6%
iShares Russell 2000 ETF(e)(f)	144,399	30,367,110

Total Investment Companies — 0.6% (Cost: $28,072,517)		30,367,110

Rights

Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(d)	21,953	10,977

Security	Shares	Value

Biotechnology (continued)
AstraZeneca, CVR	48,841	$15,140
Chinook Therapeutics, CVR(d)	100,285	44,125
GTx, Inc., CVR(b)(d)	944	968

		71,210

Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. PIPE, (Expires: 04/10/24, Strike Price USD 5.00)	25,444	—

Total Rights — 0.0% (Cost: $56,187)		71,210

Total Long-Term Investments —98.8% (Cost: $3,811,366,181)		4,971,691,054

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	307,942,361	308,065,538
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	72,455,077	72,455,077

Total Short-Term Securities — 7.5% (Cost: $380,337,907)		380,520,615

Total Investments — 106.3% (Cost: $4,191,704,088)		5,352,211,669

Liabilities in Excess of Other Assets — (6.3)%		(319,441,689)

Net Assets — 100.0%		$5,032,769,980

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Series held restricted securities with a current value of $149,690, representing less than 0.05% of its net assets as of period end, and an original cost of $1,040,392.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Series during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$388,629,427	$—		$(80,498,984)	(a)	$(2,705)	$(62,200)	$308,065,538	307,942,361	$1,240,985	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,898,214	16,556,863	(a)	—		—	—	72,455,077	72,455,077	561,578		—
iShares Russell 2000 ETF	29,308,678	123,868,423		(124,817,104)		4,084,712	(2,077,599)	30,367,110	144,399	105,098		—

						$4,082,007	$(2,139,799)	$410,887,725		$1,907,661		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini Russell 2000 Index	271	06/21/24	$29,077	$524,376

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$6,515,391	$271,346	(c)	$6,754,852	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/28	9,865,547	259,951	(e)	10,135,279	0.2
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	12,238,231	105,669	(g)	12,332,904	0.2

					$636,966		$29,223,035

(a)

The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $31,885 of net dividends and financing fees.
(e)	Amount includes $(9,781) of net dividends and financing fees.
(g)	Amount includes $10,996 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0 - 450 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Asset Management & Custodian
PJT Partners, Inc., Class A	2,340	$220,568	3.3%

Banks: Diversified
Atlantic Union Bankshares Corp.	75	2,648	0.0
Bank of Hawaii Corp.	11,818	737,325	10.9
BankUnited, Inc.	21,093	590,604	8.7
Banner Corp.	1,392	66,816	1.0
Cadence Bank	34,880	1,011,520	15.0
Cathay General Bancorp	978	36,998	0.5
Central Pacific Financial Corp.	1,196	23,621	0.4
City Holding Co.	2,834	295,359	4.4
Community Bank System, Inc.	2,895	139,047	2.1
Eagle Bancorp., Inc.	219	5,144	0.1
Fulton Financial Corp.	28,658	455,376	6.7
Hanmi Financial Corp.	8,735	139,061	2.1
Independent Bank Corp.	1,843	95,873	1.4
National Bank Holdings Corp., Class A	298	10,749	0.2
NBT Bancorp, Inc.	1,502	55,093	0.8

Security	Shares	Value	% of Basket Value

Banks: Diversified (continued)
Preferred Bank/Los Angeles CA	1,571	$120,606	1.8%
Simmons First National Corp., Class A	3,862	75,155	1.1
Trustmark Corp.	1,313	36,908	0.5

		3,897,903

Banks: Savings, Thrift & Mortgage Lending
Berkshire Hills Bancorp, Inc.	8,104	185,744	2.7
Northwest Bancshares, Inc.	14,894	173,515	2.6

		359,259

Computer Services Software & Systems
Envestnet, Inc.	5,580	323,138	4.8

Diversified Financial Services
Moelis & Co., Class A	766	43,486	0.6

Insurance: Multi-Line
Horace Mann Educators Corp.	1,326	49,049	0.7

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	1,053	6,771	0.1
ProAssurance Corp.	717	9,220	0.1
Radian Group, Inc.	3,634	121,630	1.8
Stewart Information Services Corp.	6,381	415,148	6.2

		552,769

S E R I E S S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series

Security	Shares	Value	% of Basket Value

IT Services
Bread Financial Holdings, Inc.	6,070	$226,047	3.4%

Office Supplies & Equipment
Pitney Bowes, Inc.	9,221	39,927	0.6

Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	57,692	764,419	11.3
Douglas Emmett, Inc.	20,064	278,287	4.1

		1,042,706

Net Value of Reference Entity — Goldman Sachs Bank USA		$6,754,852

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/10/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Alternative Energy
Green Plains, Inc.	25,860	$597,883	5.9%

Asset Management & Custodian
Artisan Partners Asset Management, Inc., Class A	5,293	242,261	2.4

Banks: Diversified
Atlantic Union Bankshares Corp.	6,177	218,110	2.2
Banner Corp.	10,095	484,560	4.8
Cadence Bank	12,727	369,083	3.6
Cathay General Bancorp	12,849	486,078	4.8
Community Bank System, Inc.	1,347	64,696	0.6
First BanCorp./Puerto Rico	16,765	294,058	2.9
First Financial Bancorp	8,660	194,157	1.9
Independent Bank Corp.	4,710	245,014	2.4
National Bank Holdings Corp., Class A	1,302	46,963	0.5
NBT Bancorp, Inc.	2,247	82,420	0.8
Preferred Bank/Los Angeles CA, Preference Shares	10,184	781,826	7.7
Renasant Corp.	674	21,110	0.2
Trustmark Corp.	9,988	280,763	2.8
United Community Banks, Inc., Series 16-2	11,104	292,257	2.9
Veritex Holdings, Inc.	1,941	39,771	0.4

		3,900,866

Banks: Savings, Thrift & Mortgage Lending
Berkshire Hills Bancorp, Inc.	10,045	230,231	2.3
Northwest Bancshares, Inc.	15,780	183,837	1.8
WSFS Financial Corp.	13,807	623,248	6.1

		1,037,316

Computer Services Software & Systems
Envestnet, Inc.	7,161	414,694	4.1

Diversified Financial Services
Moelis & Co., Class A	11,511	653,480	6.4

Financial Data & Systems
Green Dot Corp., Class A	16,301	152,088	1.5

Security	Shares	Value	% of Basket Value

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	54,421	$349,927	3.5%
Pacific Premier Bancorp, Inc.	16,955	406,920	4.0
ProAssurance Corp.	2,734	35,159	0.3
Radian Group, Inc.	36,924	1,235,847	12.2
Stewart Information Services Corp.	3,034	197,392	2.0

		2,225,245

IT Services
Payoneer Global, Inc.	52,690	256,073	2.5

Office Supplies & Equipment
Pitney Bowes, Inc.	117,101	507,047	5.0

Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc.	10,694	148,326	1.5

Net Value of Reference Entity — HSBC Bank PLC		$10,135,279

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Alternative Energy
Green Plains, Inc.	15,114	$349,436	2.8%

Banks: Diversified
Ameris Bancorp	7,506	363,140	2.9
Atlantic Union Bankshares Corp.	9,048	319,485	2.6
Bancorp., Inc.	5,726	191,592	1.6
BankUnited, Inc.	701	19,628	0.2
Cadence Bank	27,247	790,163	6.4
Central Pacific Financial Corp.	12,465	246,184	2.0
Community Bank System, Inc.	8,375	402,251	3.3
First BanCorp./Puerto Rico	25,788	452,321	3.7
First Bancorp./Southern Pines NC	3,429	123,855	1.0
First Commonwealth Financial Corp.	888	12,361	0.1
Hanmi Financial Corp.	13,803	219,744	1.8
Hope Bancorp., Inc.	489	5,628	0.0
Independent Bank Corp.	8,632	449,037	3.6
Lakeland Financial Corp.	216	14,325	0.1
National Bank Holdings Corp., Class A	8,436	304,287	2.5
NBT Bancorp, Inc.	4,813	176,541	1.4
Provident Financial Services, Inc.	18,028	262,668	2.1
Renasant Corp.	12,663	396,605	3.2
Seacoast Banking Corp. of Florida	7,750	196,772	1.6
Simmons First National Corp., Class A	17,167	334,070	2.7
TrustCo Bank Corp.	60	1,690	0.0
Veritex Holdings, Inc.	9,338	191,336	1.6

		5,473,683

Banks: Savings, Thrift & Mortgage Lending
Brookline Bancorp, Inc.	7,522	74,919	0.6
Heritage Financial Corp.	2,989	57,957	0.5

		132,876

22

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series

Security	Shares	Value	% of Basket Value

Commercial Finance & Mortgage Companies
Pathward Financial, Inc.	4,482	$226,251	1.8%

Diversified Financial Services
Jackson Financial, Inc., Class A	17,472	1,155,598	9.4

Education Services
Perdoceo Education Corp.	7,471	131,191	1.0

Insurance
Employers Holdings, Inc., Series 2020	6,165	279,829	2.3

Insurance: Multi-Line
Horace Mann Educators Corp.	11,895	439,996	3.6
Safety Insurance Group, Inc.	1,590	130,682	1.0

		570,678

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	73,572	473,068	3.8
ProAssurance Corp.	13,897	178,715	1.5

		651,783

Security	Shares	Value	% of Basket Value

IT Services
Bread Financial Holdings, Inc.	41,007	$1,527,101	12.4%

Media
Vimeo, Inc.	54,288	222,038	1.8

Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc.	104,159	1,444,685	11.7
JBG SMITH Properties	10,452	167,755	1.4

		1,612,440

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$12,332,904

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy. The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$8,259,995	$—	$—	$8,259,995
Aerospace	6,946,343	—	—	6,946,343
Aerospace & Defense	49,736,989	—	—	49,736,989
Agriculture, Fishing & Ranching	11,398,626	—	—	11,398,626
Air Transport	20,233,170	—	—	20,233,170
Airlines	324,421	—	—	324,421
Alternative Energy	28,658,219	—	—	28,658,219
Aluminum	4,172,796	—	—	4,172,796
Asset Management & Custodian	36,235,153	—	—	36,235,153
Auto Components	7,156,245	—	—	7,156,245

S E R I E S S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Auto Parts	$33,627,101	$—	$—	$33,627,101
Auto Services	7,210,900	—	—	7,210,900
Back Office Support, HR & Consulting	82,747,932	—	—	82,747,932
Banks: Diversified	395,588,104	—	—	395,588,104
Banks: Savings, Thrift & Mortgage Lending	8,416,368	—	—	8,416,368
Beverage: Soft Drinks	15,926,906	—	—	15,926,906
Biotechnology	394,304,428	149,690	—	394,454,118
Building Materials	56,987,404	—	—	56,987,404
Building Products	2,396,350	—	—	2,396,350
Building: Climate Control	32,113,706	—	—	32,113,706
Building: Roofing, Wallboard & Plumbing	14,934,459	—	—	14,934,459
Cable Television Services	3,288,083	—	—	3,288,083
Capital Markets	10,776,284	—	—	10,776,284
Casinos & Gambling	25,717,783	—	—	25,717,783
Cement	362,389	—	—	362,389
Chemicals	2,088,136	—	—	2,088,136
Chemicals: Diversified	50,483,160	—	—	50,483,160
Chemicals: Specialty	31,003,083	—	—	31,003,083
Coal	21,355,502	—	—	21,355,502
Commercial Banks	1,994,367	—	—	1,994,367
Commercial Finance & Mortgage Companies	14,223,170	—	—	14,223,170
Commercial Services & Supplies	9,169,720	—	—	9,169,720
Commercial Services: Rental & Leasing	51,266,844	—	—	51,266,844
Commercial Vehicles & Parts	23,785,244	—	—	23,785,244
Communications Equipment	533,984	—	—	533,984
Communications Technology	28,729,970	—	—	28,729,970
Computer Services Software & Systems	304,400,453	—	—	304,400,453
Computer Technology	122,796,117	—	—	122,796,117
Construction	31,898,992	—	—	31,898,992
Consumer Electronics	4,712,882	—	—	4,712,882
Consumer Finance	4,811,657	—	—	4,811,657
Consumer Lending	18,842,245	—	—	18,842,245
Consumer Services: Miscellaneous	17,643,705	—	—	17,643,705
Containers & Packaging	15,295,410	—	—	15,295,410
Cosmetics	24,543,357	—	—	24,543,357
Diversified Consumer Services	17,923,457	—	—	17,923,457
Diversified Financial Services	30,700,157	—	—	30,700,157
Diversified Manufacturing Operations	31,581,453	—	—	31,581,453
Diversified Materials & Processing	23,251,899	—	—	23,251,899
Diversified Media	465,469	—	—	465,469
Diversified Retail	16,553,476	—	—	16,553,476
Diversified Telecommunication Services	3,537,152	—	—	3,537,152
Drug & Grocery Store Chains	16,882,577	—	—	16,882,577
Education Services	32,040,921	—	—	32,040,921
Electrical Equipment	10,335,326	—	—	10,335,326
Electronic Components	34,102,208	—	—	34,102,208
Electronic Entertainment	1,137,374	—	—	1,137,374
Electronic Equipment, Instruments & Components	9,179,926	—	—	9,179,926
Electronics	25,133,321	—	—	25,133,321
Energy Equipment	48,864,306	—	—	48,864,306
Energy Equipment & Services	35,617,249	—	—	35,617,249
Engineering & Contracting Services	40,560,312	—	—	40,560,312
Entertainment	17,401,250	—	—	17,401,250
Environmental, Maintenance, & Security Service	24,685,438	—	—	24,685,438
Financial Data & Systems	17,337,174	—	—	17,337,174
Financial Services	15,411,006	—	—	15,411,006
Food & Staples Retailing	324,738	—	—	324,738
Food Products	6,716,918	—	—	6,716,918
Foods	38,213,256	—	—	38,213,256
Forest Products	25,145,746	—	—	25,145,746
Forms & Bulk Printing Services	2,932,082	—	—	2,932,082
Fruit & Grain Processing	2,547,725	—	—	2,547,725
Funeral Parlors & Cemeteries	8,952,028	—	—	8,952,028

24

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Gas Pipeline	$13,689,536	$—	$—	$13,689,536
Glass	2,439,987	—	—	2,439,987
Gold	4,192,196	—	—	4,192,196
Health Care Equipment & Services	2,616,549	—	—	2,616,549
Health Care Equipment & Supplies	8,447,834	—	—	8,447,834
Health Care Facilities	35,973,333	—	—	35,973,333
Health Care Management Services	21,361,084	—	—	21,361,084
Health Care Providers & Services	969,146	—	—	969,146
Health Care Services	71,638,452	—	—	71,638,452
Home Building	78,916,675	—	—	78,916,675
Hotel/Motel	10,964,114	—	—	10,964,114
Hotels, Restaurants & Leisure	5,445,472	—	—	5,445,472
Household Appliances	965,029	—	—	965,029
Household Durables	4,404,156	—	—	4,404,156
Household Equipment & Products	22,610,494	—	—	22,610,494
Household Furnishings	9,426,754	—	—	9,426,754
Independent Power Producers & Energy Traders	1,090,074	—	—	1,090,074
Industrial Conglomerates	1,170,138	—	—	1,170,138
Insurance	20,093,893	—	—	20,093,893
Insurance: Life	18,620,278	—	—	18,620,278
Insurance: Multi-Line	21,007,129	—	—	21,007,129
Insurance: Property-Casualty	66,945,919	—	—	66,945,919
International Trade & Diversified Logistic	1,774,910	—	—	1,774,910
Internet & Catalog Retail	1,434,728	—	—	1,434,728
Internet Software & Services	14,345,022	—	—	14,345,022
IT Services	23,950,023	—	—	23,950,023
Leisure Time	35,999,923	—	—	35,999,923
Life Sciences Tools & Services	803,698	—	—	803,698
Luxury Items	9,935,994	—	—	9,935,994
Machinery	5,421,171	—	—	5,421,171
Machinery: Agricultural	20,269,403	—	—	20,269,403
Machinery: Construction & Handling	12,009,238	—	—	12,009,238
Machinery: Industrial	65,964,155	—	—	65,964,155
Machinery: Specialty	5,457,524	—	—	5,457,524
Manufactured Housing	14,818,583	—	—	14,818,583
Marine	2,975,162	—	—	2,975,162
Media	7,796,154	—	—	7,796,154
Medical & Dental Instruments & Supplies	69,424,383	—	—	69,424,383
Medical Equipment	44,721,054	—	—	44,721,054
Medical Services	1,118,761	—	—	1,118,761
Metal Fabricating	27,577,494	—	—	27,577,494
Metals & Minerals: Diversified	49,792,774	—	—	49,792,774
Metals & Mining	1,466,935	—	—	1,466,935
Mining	762,051	—	—	762,051
Office Supplies & Equipment	11,936,998	—	—	11,936,998
Oil & Gas Producers	18,615,239	—	—	18,615,239
Oil Well Equipment & Services	59,765,141	—	—	59,765,141
Oil, Gas & Consumable Fuels	32,089,864	—	—	32,089,864
Oil: Crude Producers	89,310,405	—	—	89,310,405
Oil: Refining & Marketing	23,114,998	—	—	23,114,998
Paints & Coatings	8,559,246	—	—	8,559,246
Paper	3,364,835	—	—	3,364,835
Paper & Forest Products	4,123,862	—	—	4,123,862
Personal Care	28,457,683	—	—	28,457,683
Personal Products	1,852,416	—	—	1,852,416
Pharmaceuticals	98,314,377	—	—	98,314,377
Photography	502,805	—	—	502,805
Power Transmission Equipment	11,316,440	—	—	11,316,440
Printing & Copying Services	13,385,586	—	—	13,385,586
Producer Durables: Miscellaneous	2,131,947	—	—	2,131,947
Production Technology Equipment	41,858,802	—	—	41,858,802
Professional Services	12,645,112	—	—	12,645,112
Publishing	5,985,331	—	—	5,985,331

S E R I E S S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Radio & TV Broadcasters	$7,073,238	$—	$—	$7,073,238
Railroad Equipment	7,184,599	—	—	7,184,599
Real Estate	19,816,820	—	—	19,816,820
Real Estate Investment Trusts (REITs)	275,706,299	—	—	275,706,299
Real Estate Management & Development	9,509,827	—	—	9,509,827
Recreational Vehicles & Boats	14,363,102	—	—	14,363,102
Rental & Leasing Services: Consumer	3,513,324	—	—	3,513,324
Restaurants	46,086,389	—	—	46,086,389
Scientific Instruments: Control & Filter	34,816,082	—	—	34,816,082
Scientific Instruments: Electrical	34,691,931	—	—	34,691,931
Scientific Instruments: Gauges & Meters	21,091,124	—	—	21,091,124
Scientific Instruments: Pollution Control	1,274,249	—	—	1,274,249
Securities Brokerage & Services	3,552,135	—	—	3,552,135
Semiconductors & Components	82,393,532	—	—	82,393,532
Semiconductors & Semiconductor Equipment	12,771,517	—	—	12,771,517
Shipping	48,357,945	—	—	48,357,945
Software	62,571,758	—	—	62,571,758
Specialty Retail	115,145,389	—	—	115,145,389
Steel	25,868,684	—	—	25,868,684
Technology Hardware & Equipment	7,326,163	—	—	7,326,163
Technology: Miscellaneous	23,487,481	—	—	23,487,481
Telecommunications Equipment	7,300,093	—	—	7,300,093
Textile Products	1,798,344	—	—	1,798,344
Textiles Apparel & Shoes	24,107,692	—	—	24,107,692
Textiles, Apparel & Luxury Goods	109,738	—	—	109,738
Toys	431,053	—	—	431,053
Trading Companies & Distributors	900,618	—	—	900,618
Transportation Miscellaneous	6,059,639	—	—	6,059,639
Truckers	24,223,304	—	—	24,223,304
Utilities: Electrical	52,453,585	—	—	52,453,585
Utilities: Gas Distributors	29,845,032	—	—	29,845,032
Utilities: Miscellaneous	14,734,028	—	—	14,734,028
Utilities: Telecommunications	21,671,538	—	—	21,671,538
Utilities: Water	18,096,227	—	—	18,096,227
Investment Companies	30,367,110	—	—	30,367,110
Rights	—	15,140	56,070	71,210
Short-Term Securities
Money Market Funds	380,520,615	—	—	380,520,615

	$5,351,990,769	$164,830	$56,070	$5,352,211,669

Derivative Financial Instruments(a)
Assets
Equity Contracts	$524,376	$636,966	$—	$1,161,342

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index

CVR	Contingent Value Right

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

26